UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Class AAA - GABEX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GABEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$74	1.46%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Equity Income Fund outperformed its  benchmarks, the S&P 500 Index and the Lipper Equity Income Fund Average. Economic data released during the first quarter showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions. Contributors to the portfolio included Chevron Corp., Newmont Corp.,  and Flowserve Corp. Detractors included Genuine Parts Co., Microsoft, and Sony Group.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000
03/17	11,338	11,717	11,609
03/18	12,237	13,356	12,651
03/19	12,527	14,625	13,530
03/20	10,189	13,604	11,791
03/21	15,973	21,270	17,431
03/22	17,633	24,599	19,831
03/23	17,437	22,697	18,930
03/24	19,457	29,479	22,431
03/25	20,041	31,912	24,133
03/26	23,370	37,592	27,394

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	4.45%	16.61%	7.91%	8.86%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

Fund Statistics

  Total Net Assets$441,639,249
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$2,258,746

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - GABEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABEX-26-SATSR

The Gabelli Equity Income Fund

Class C - GEICX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GEICX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$112	2.21%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Equity Income Fund outperformed its  benchmarks, the S&P 500 Index and the Lipper Equity Income Fund Average. Economic data released during the first quarter showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions. Contributors to the portfolio included Chevron Corp., Newmont Corp.,  and Flowserve Corp. Detractors included Genuine Parts Co., Microsoft, and Sony Group.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000	10,000
03/17	11,252	11,152	11,717	11,609
03/18	12,051	11,944	13,356	12,651
03/19	12,248	12,139	14,625	13,530
03/20	9,876	9,788	13,604	11,791
03/21	15,374	15,238	21,270	17,431
03/22	16,864	16,714	24,599	19,831
03/23	16,528	16,381	22,697	18,930
03/24	18,299	18,137	29,479	22,431
03/25	18,752	18,585	31,912	24,133
03/26	21,654	21,462	37,592	27,394

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	3.92%	15.48%	7.09%	8.03%
The Gabelli Equity Income Fund - Class C (includes sales charge)	2.92%	14.48%	7.09%	8.03%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

Fund Statistics

  Total Net Assets$441,639,249
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$2,258,746

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GEICX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - GEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GEICX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GEICX-26-SATSR

The Gabelli Equity Income Fund

Class I - GCIEX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GCIEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$62	1.21%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Equity Income Fund outperformed its  benchmarks, the S&P 500 Index and the Lipper Equity Income Fund Average. Economic data released during the first quarter showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions. Contributors to the portfolio included Chevron Corp., Newmont Corp.,  and Flowserve Corp. Detractors included Genuine Parts Co., Microsoft, and Sony Group.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
03/16	50,000	50,000	50,000
03/17	56,833	58,585	58,045
03/18	61,495	66,781	63,257
03/19	63,121	73,125	67,648
03/20	51,440	68,021	58,955
03/21	80,889	106,351	87,153
03/22	89,512	122,995	99,154
03/23	88,708	113,487	94,652
03/24	99,188	147,397	112,153
03/25	102,519	159,558	120,666
03/26	119,803	187,959	136,968

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	4.56%	16.86%	8.17%	9.13%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

Fund Statistics

  Total Net Assets$441,639,249
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$2,258,746

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCIEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - GCIEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCIEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIEX-26-SATSR

The Gabelli Equity Income Fund

Class A - GCAEX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GCAEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$74	1.46%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Equity Income Fund outperformed its  benchmarks, the S&P 500 Index and the Lipper Equity Income Fund Average. Economic data released during the first quarter showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions. Contributors to the portfolio included Chevron Corp., Newmont Corp.,  and Flowserve Corp. Detractors included Genuine Parts Co., Microsoft, and Sony Group.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
03/16	10,000	10,000	10,000	10,000
03/17	11,339	10,687	11,717	11,609
03/18	12,233	10,866	13,356	12,651
03/19	12,523	10,485	14,625	13,530
03/20	10,185	8,037	13,604	11,791
03/21	15,974	11,880	21,270	17,431
03/22	17,628	12,357	24,599	19,831
03/23	17,439	11,521	22,697	18,930
03/24	19,440	12,105	29,479	22,431
03/25	20,060	11,772	31,912	24,133
03/26	23,376	12,929	37,592	27,394

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	4.38%	16.53%	7.92%	8.87%
The Gabelli Equity Income Fund - Class A (includes sales charge)	(1.62)%	9.83%	6.65%	8.22%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper Equity Income Fund Average	3.14%	13.51%	9.46%	10.60%

Fund Statistics

  Total Net Assets$441,639,249
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$2,258,746

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCAEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
The Bank of New York Mellon Corp.	5.0%
Chevron Corp.	3.3%
Newmont Corp.	3.1%
Genuine Parts Co.	3.1%
Deere & Co.	3.0%
GATX Corp.	2.7%
State Street Corp.	2.7%
National Fuel Gas Co.	2.3%
Textron Inc.	1.9%
Parker-Hannifin Corp.	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - GCAEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCAEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCAEX-26-SATSR

The Gabelli Global Financial Services Fund

Class A - GGFSX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GGFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$64	1.25%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparatives, the MSCI World Financials and S&P 500 Financials Indices. At quarter end, the Fund’s aggregate holdings were valued at approximately 0.9 times book value, 1.0 times tangible book value (“TBV”), and 10 times expected 2026 earnings per share (“EPS”). Contributors to the portfolio included Diamond Hill Investment Group, TrustCo Bank Corp., and Ichiyoshi Securities Co., Ltd. Detractors from performance included Westaim Corporation, Jefferies Financial Group, and Capital One Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
03/19	9,099	8,575	10,950	9,238	9,533
03/20	6,170	5,481	10,186	7,343	7,898
03/21	11,313	9,472	15,925	11,927	13,229
03/22	11,793	9,306	18,418	13,347	15,173
03/23	11,839	8,805	16,994	12,067	13,012
03/24	15,494	10,861	22,072	15,845	17,378
03/25	18,798	12,420	23,893	19,392	20,884
03/26	24,033	14,965	28,146	21,987	21,035

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	5.48%	27.85%	16.26%	12.41%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	(0.59)%	20.50%	14.90%	11.52%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

Fund Statistics

  Total Net Assets$123,274,194
  Number of Portfolio Holdings52
  Portfolio Turnover Rate13%
  Management Fees$368,230

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - GGFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGFSX-26-SATSR

The Gabelli Global Financial Services Fund

Class C - GCFSX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GCFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$102	2.00%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparatives, the MSCI World Financials and S&P 500 Financials Indices. At quarter end, the Fund’s aggregate holdings were valued at approximately 0.9 times book value, 1.0 times tangible book value (“TBV”), and 10 times expected 2026 earnings per share (“EPS”). Contributors to the portfolio included Diamond Hill Investment Group, TrustCo Bank Corp., and Ichiyoshi Securities Co., Ltd. Detractors from performance included Westaim Corporation, Jefferies Financial Group, and Capital One Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
03/19	9,061	9,061	10,950	9,238	9,533
03/20	6,092	6,092	10,186	7,343	7,898
03/21	11,077	11,077	15,925	11,927	13,229
03/22	11,463	11,463	18,418	13,347	15,173
03/23	11,412	11,412	16,994	12,067	13,012
03/24	14,815	14,815	22,072	15,845	17,378
03/25	17,852	17,852	23,893	19,392	20,884
03/26	22,640	22,640	28,146	21,987	21,035

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	5.07%	26.82%	15.37%	11.52%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	4.07%	25.82%	15.37%	11.52%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

Fund Statistics

  Total Net Assets$123,274,194
  Number of Portfolio Holdings52
  Portfolio Turnover Rate13%
  Management Fees$368,230

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - GCFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCFSX-26-SATSR

The Gabelli Global Financial Services Fund

Class I - GFSIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GFSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$51	1.00%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparatives, the MSCI World Financials and S&P 500 Financials Indices. At quarter end, the Fund’s aggregate holdings were valued at approximately 0.9 times book value, 1.0 times tangible book value (“TBV”), and 10 times expected 2026 earnings per share (“EPS”). Contributors to the portfolio included Diamond Hill Investment Group, TrustCo Bank Corp., and Ichiyoshi Securities Co., Ltd. Detractors from performance included Westaim Corporation, Jefferies Financial Group, and Capital One Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
03/19	9,109	10,950	9,238	9,533
03/20	6,190	10,186	7,343	7,898
03/21	11,359	15,925	11,927	13,229
03/22	11,872	18,418	13,347	15,173
03/23	11,940	16,994	12,067	13,012
03/24	15,659	22,072	15,845	17,378
03/25	19,051	23,893	19,392	20,884
03/26	24,428	28,146	21,987	21,035

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	5.66%	28.22%	16.55%	12.65%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

Fund Statistics

  Total Net Assets$123,274,194
  Number of Portfolio Holdings52
  Portfolio Turnover Rate13%
  Management Fees$368,230

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GFSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - GFSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GFSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GFSIX-26-SATSR

The Gabelli Global Financial Services Fund

Class AAA - GAFSX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GAFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$64	1.25%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparatives, the MSCI World Financials and S&P 500 Financials Indices. At quarter end, the Fund’s aggregate holdings were valued at approximately 0.9 times book value, 1.0 times tangible book value (“TBV”), and 10 times expected 2026 earnings per share (“EPS”). Contributors to the portfolio included Diamond Hill Investment Group, TrustCo Bank Corp., and Ichiyoshi Securities Co., Ltd. Detractors from performance included Westaim Corporation, Jefferies Financial Group, and Capital One Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
03/19	9,094	10,950	9,238	9,533
03/20	6,170	10,186	7,343	7,898
03/21	11,288	15,925	11,927	13,229
03/22	11,767	18,418	13,347	15,173
03/23	11,810	16,994	12,067	13,012
03/24	15,450	22,072	15,845	17,378
03/25	18,755	23,893	19,392	20,884
03/26	23,975	28,146	21,987	21,035

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	5.45%	27.83%	16.26%	12.37%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.10%
MSCI World Financials Index	(2.49)%	13.38%	13.01%	11.30%
S&P 500 Financials Index	(7.52)%	0.72%	9.72%	10.22%

Fund Statistics

  Total Net Assets$123,274,194
  Number of Portfolio Holdings52
  Portfolio Turnover Rate13%
  Management Fees$368,230

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TrustCo Bank Corp. NY	4.0%
Capital One Financial Corp.	4.0%
First Citizens BancShares Inc.	3.9%
First American Financial Corp.	3.7%
Ally Financial Inc.	3.6%
Toyota Motor Corp.	3.5%
E-L Financial Corp. Ltd.	3.4%
Cavco Industries Inc.	3.3%
Credit Agricole SA	3.2%
Daimler Truck Holding AG	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	90.6%
U.S. Government Obligations	9.3%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Other Industry sectors	11.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - GAFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAFSX-26-SATSR

The Gabelli Focused Growth and Income Fund

Class AAA - GWSVX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSVX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$90	1.76%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Focused Growth and Income Fund outperformed it broad-based benchmark, the S&P 500 and  the S&P Midcap 400 Indices. The first quarter of 2026 was marked by elevated market volatility, driven by uncertainty around trade policy, evolving Federal Reserve rate expectations, and a broader risk-off rotation in equity markets. Contributors to performance included ATN International, Inc., Dana Inc., and Energy Transfer LP. Detractors from the portfolio included Franklin BSP Realty Trust, VICI Properties Inc, and Apollo Global Management.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000
03/17	10,772	11,717	12,092
03/18	10,941	13,356	13,418
03/19	9,823	14,625	13,766
03/20	7,568	13,604	10,667
03/21	13,266	21,270	19,570
03/22	15,325	24,599	20,468
03/23	13,352	22,697	19,421
03/24	15,355	29,479	23,951
03/25	16,991	31,912	23,302
03/26	17,949	37,592	27,345

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	5.94%	5.64%	6.23%	6.02%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

Fund Statistics

  Total Net Assets$45,514,494
  Number of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees$106,571

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - GWSVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSVX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSVX-26-SATSR

The Gabelli Focused Growth and Income Fund

Class C - GWSCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$129	2.51%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Focused Growth and Income Fund outperformed it broad-based benchmark, the S&P 500 and  the S&P Midcap 400 Indices. The first quarter of 2026 was marked by elevated market volatility, driven by uncertainty around trade policy, evolving Federal Reserve rate expectations, and a broader risk-off rotation in equity markets. Contributors to performance included ATN International, Inc., Dana Inc., and Energy Transfer LP. Detractors from the portfolio included Franklin BSP Realty Trust, VICI Properties Inc, and Apollo Global Management.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000	10,000
03/17	10,695	10,595	11,717	12,092
03/18	10,777	10,677	13,356	13,418
03/19	9,600	9,510	14,625	13,766
03/20	7,344	7,275	13,604	10,667
03/21	12,784	12,664	21,270	19,570
03/22	14,669	14,531	24,599	20,468
03/23	12,681	12,562	22,697	19,421
03/24	14,478	14,342	29,479	23,951
03/25	15,895	15,746	31,912	23,302
03/26	16,679	16,523	37,592	27,345

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	5.62%	4.93%	5.47%	5.25%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	4.62%	3.93%	5.47%	5.25%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

Fund Statistics

  Total Net Assets$45,514,494
  Number of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees$106,571

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - GWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSCX-26-SATSR

The Gabelli Focused Growth and Income Fund

Class I - GWSIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$41	0.80%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Focused Growth and Income Fund outperformed it broad-based benchmark, the S&P 500 and  the S&P Midcap 400 Indices. The first quarter of 2026 was marked by elevated market volatility, driven by uncertainty around trade policy, evolving Federal Reserve rate expectations, and a broader risk-off rotation in equity markets. Contributors to performance included ATN International, Inc., Dana Inc., and Energy Transfer LP. Detractors from the portfolio included Franklin BSP Realty Trust, VICI Properties Inc, and Apollo Global Management.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $1,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $1,000 Investment

Table Summary
	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
03/16	1,000	1,000	1,000
03/17	1,082	1,172	1,209
03/18	1,101	1,336	1,342
03/19	991	1,463	1,377
03/20	766	1,360	1,067
03/21	1,348	2,127	1,957
03/22	1,577	2,460	2,047
03/23	1,386	2,270	1,942
03/24	1,610	2,948	2,395
03/25	1,795	3,191	2,330
03/26	1,915	3,759	2,735

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	6.51%	6.65%	7.27%	6.69%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

Fund Statistics

  Total Net Assets$45,514,494
  Number of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees$106,571

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - GWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSIX-26-SATSR

The Gabelli Focused Growth and Income Fund

Class A - GWSAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$64	1.25%

How did the Fund perform?

For the six month period ended March 31, 2026, The Gabelli Focused Growth and Income Fund outperformed it broad-based benchmark, the S&P 500 and  the S&P Midcap 400 Indices. The first quarter of 2026 was marked by elevated market volatility, driven by uncertainty around trade policy, evolving Federal Reserve rate expectations, and a broader risk-off rotation in equity markets. Contributors to performance included ATN International, Inc., Dana Inc., and Energy Transfer LP. Detractors from the portfolio included Franklin BSP Realty Trust, VICI Properties Inc, and Apollo Global Management.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
03/16	10,000	10,000	10,000	10,000
03/17	10,772	10,153	11,717	12,092
03/18	10,940	9,718	13,356	13,418
03/19	9,825	8,226	14,625	13,766
03/20	7,570	5,973	13,604	10,667
03/21	13,272	9,870	21,270	19,570
03/22	15,342	10,754	24,599	20,468
03/23	13,401	8,853	22,697	19,421
03/24	15,500	9,651	29,479	23,951
03/25	17,201	10,095	31,912	23,302
03/26	18,262	10,101	37,592	27,345

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	6.27%	6.17%	6.60%	6.21%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	0.16%	0.06%	5.34%	5.58%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
S&P Midcap 400	4.19%	17.35%	6.92%	10.58%

Fund Statistics

  Total Net Assets$45,514,494
  Number of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees$106,571

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Energy Transfer LP	9.1%
AT&T Inc.	9.1%
Enterprise Products Partners LP	8.3%
VICI Properties Inc.	8.0%
Franklin BSP Realty Trust Inc.	7.6%
Blackstone Mortgage Trust Inc.	5.2%
Kinder Morgan Inc.	4.8%
Kimbell Royalty Partners LP	4.4%
ATN International Inc.	4.3%
XPLR Infrastructure LP	4.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	91.6%
Preferred Stocks	6.8%
U.S. Government Obligations	1.7%
Exchange Traded Call Options Written	(0.1)%
Exchange Traded Put Options Written	(0.1)%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Other Industry sectors	5.0%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - GWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSAX-26-SATSR

The Gabelli Small Cap Growth Fund

Class AAA - GABSX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GABSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$69	1.37%

How did the Fund perform?

For the period ended March 31, 2026, The Gabelli Small Cap Growth Fund Class AAA, A, and I outperformed its broad-based benchmark, the Russell 2000 Index, and its comparative the Lipper Small-Cap Core Funds Average, and all share classes underperformed the S&P SmallCap 600 Index. First quarter economic data showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions.  Contributors included Dana Inc., Gorman-Rupp Company, and AMETEK Inc. Detractors included KKR & Co., Lennar Corp., and United Rentals, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000
03/17	12,003	12,622	12,459	12,330
03/18	13,259	14,110	14,039	13,657
03/19	13,110	14,399	14,259	13,879
03/20	9,936	10,945	10,568	10,254
03/21	17,835	21,326	20,641	19,638
03/22	18,714	20,091	20,895	20,011
03/23	18,512	17,759	19,052	18,466
03/24	22,974	21,259	22,087	22,065
03/25	22,145	20,407	21,341	21,319
03/26	25,983	25,655	25,716	25,144

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	3.42%	17.33%	7.82%	10.02%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

Fund Statistics

  Total Net Assets$1,813,787,223
  Number of Portfolio Holdings444
  Portfolio Turnover Rate2%
  Management Fees$9,173,568

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - GABSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABSX-26-SATSR

The Gabelli Small Cap Growth Fund

Class C - GCCSX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GCCSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$107	2.12%

How did the Fund perform?

For the period ended March 31, 2026, The Gabelli Small Cap Growth Fund Class AAA, A, and I outperformed its broad-based benchmark, the Russell 2000 Index, and its comparative the Lipper Small-Cap Core Funds Average, and all share classes underperformed the S&P SmallCap 600 Index. First quarter economic data showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions.  Contributors included Dana Inc., Gorman-Rupp Company, and AMETEK Inc. Detractors included KKR & Co., Lennar Corp., and United Rentals, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000	10,000
03/17	11,912	11,812	12,622	12,459	12,330
03/18	13,060	12,951	14,110	14,039	13,657
03/19	12,818	12,710	14,399	14,259	13,879
03/20	9,640	9,559	10,945	10,568	10,254
03/21	17,179	17,035	21,326	20,641	19,638
03/22	17,893	17,742	20,091	20,895	20,011
03/23	17,567	17,419	17,759	19,052	18,466
03/24	21,633	21,452	21,259	22,087	22,065
03/25	20,704	20,530	20,407	21,341	21,319
03/26	24,106	23,903	25,655	25,716	25,144

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	3.03%	16.43%	7.01%	9.20%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	2.03%	15.43%	7.01%	9.20%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

Fund Statistics

  Total Net Assets$1,813,787,223
  Number of Portfolio Holdings444
  Portfolio Turnover Rate2%
  Management Fees$9,173,568

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCCSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - GCCSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCCSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCCSX-26-SATSR

The Gabelli Small Cap Growth Fund

Class I - GACIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GACIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$57	1.12%

How did the Fund perform?

For the period ended March 31, 2026, The Gabelli Small Cap Growth Fund Class AAA, A, and I outperformed its broad-based benchmark, the Russell 2000 Index, and its comparative the Lipper Small-Cap Core Funds Average, and all share classes underperformed the S&P SmallCap 600 Index. First quarter economic data showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions.  Contributors included Dana Inc., Gorman-Rupp Company, and AMETEK Inc. Detractors included KKR & Co., Lennar Corp., and United Rentals, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	50,000	50,000	50,000	50,000
03/17	60,157	63,110	62,295	61,650
03/18	66,619	70,551	70,194	68,284
03/19	66,038	71,997	71,296	69,397
03/20	50,177	54,725	52,838	51,270
03/21	90,303	106,631	103,207	98,188
03/22	94,985	100,457	104,477	100,053
03/23	94,186	88,794	95,262	92,329
03/24	117,189	106,296	110,437	110,324
03/25	113,226	102,033	106,705	106,595
03/26	133,209	128,276	128,579	125,718

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	3.57%	17.65%	8.09%	10.30%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

Fund Statistics

  Total Net Assets$1,813,787,223
  Number of Portfolio Holdings444
  Portfolio Turnover Rate2%
  Management Fees$9,173,568

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GACIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - GACIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GACIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACIX-26-SATSR

The Gabelli Small Cap Growth Fund

Class A - GCASX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GCASX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$69	1.37%

How did the Fund perform?

For the period ended March 31, 2026, The Gabelli Small Cap Growth Fund Class AAA, A, and I outperformed its broad-based benchmark, the Russell 2000 Index, and its comparative the Lipper Small-Cap Core Funds Average, and all share classes underperformed the S&P SmallCap 600 Index. First quarter economic data showed early signs of strengthening in the U.S. and many international regions. More recently, this momentum has been overshadowed by the emergence of the Iran conflict and its associated energy and supply chain disruptions.  Contributors included Dana Inc., Gorman-Rupp Company, and AMETEK Inc. Detractors included KKR & Co., Lennar Corp., and United Rentals, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
03/16	10,000	10,000	10,000	10,000	10,000
03/17	12,001	11,311	12,622	12,459	12,330
03/18	13,258	11,777	14,110	14,039	13,657
03/19	13,109	10,975	14,399	14,259	13,879
03/20	9,935	7,839	10,945	10,568	10,254
03/21	17,834	13,263	21,326	20,641	19,638
03/22	18,714	13,118	20,091	20,895	20,011
03/23	18,510	12,229	17,759	19,052	18,466
03/24	22,975	14,305	21,259	22,087	22,065
03/25	22,143	12,995	20,407	21,341	21,319
03/26	25,980	14,370	25,655	25,716	25,144

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	3.42%	17.33%	7.82%	10.02%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(2.53)%	10.58%	6.55%	9.37%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
S&P SmallCap 600 Index	5.27%	20.50%	4.49%	9.90%
Lipper Small-Cap Core Funds Average	3.40%	17.94%	5.07%	9.66%

Fund Statistics

  Total Net Assets$1,813,787,223
  Number of Portfolio Holdings444
  Portfolio Turnover Rate2%
  Management Fees$9,173,568

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCASX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
AMETEK Inc.	4.4%
Mueller Industries Inc.	3.5%
KKR & Co. Inc.	3.1%
Crane Co.	3.0%
GATX Corp.	2.7%
The Gorman-Rupp Co.	2.5%
Graco Inc.	1.9%
Moog Inc.	1.7%
Rush Enterprises Inc.	1.7%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.2%
U.S. Government Obligations	1.6%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - GCASX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCASX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCASX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2026

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 4.5% compared with a total return of (1.8)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Gabelli Equity Income Fund

Financial Services	16.2%
Food and Beverage	12.7%
Diversified Industrial	7.0%
Equipment and Supplies	6.2%
Health Care	5.8%
Energy and Utilities: Oil	5.1%
Machinery	4.2%
Metals and Mining	4.2%
Retail	3.8%
Energy and Utilities: Natural Gas	3.8%
Telecommunications	3.5%
Automotive: Parts and Accessories	3.1%
Business Services	2.8%
Transportation	2.7%
Computer Software and Services	2.2%
Computer Hardware	2.0%
Building and Construction	2.0%
Electronics	1.8%
Wireless Telecommunications	1.3%
Consumer Products	1.2%
Entertainment	1.1%
Energy and Utilities: Services	1.0%
Energy and Utilities: Integrated	1.0%
Specialty Chemicals	0.9%
Aerospace & Defence	0.7%
Automotive	0.7%
Agriculture	0.5%
Energy and Utilities: Electric	0.4%
Semiconductors	0.4%
Environmental Services	0.4%
Real Estate	0.3%
Energy and Utilities: Water	0.2%
U.S. Government Obligations	0.2%
Hotels and Gaming	0.2%
Consumer Services	0.1%
Broadcasting	0.1%
Cable and Satellite	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Aerospace & Defence — 0.7%
1,500	Ducommun Inc.†	$86,430	$183,000
1,200	Hexcel Corp.	69,831	97,116
2,000	Lockheed Martin Corp.	47,350	1,208,780
5,000	Rockwell Automation Inc.	150,211	1,794,400
		353,822	3,283,296
	Agriculture — 0.5%
24,400	Archer-Daniels-Midland Co.	628,931	1,773,636
10,000	The Mosaic Co.	155,338	255,000
		784,269	2,028,636
	Automotive — 0.7%
2,000	Daimler Truck Holding AG	71,022	95,866
14,500	PACCAR Inc.	370,271	1,674,750
40,000	Traton SE	730,344	1,424,932
		1,171,637	3,195,548
	Automotive: Parts and Accessories — 3.1%
6,200	Dana Inc.	67,242	208,630
129,400	Genuine Parts Co.	5,686,990	13,684,050
		5,754,232	13,892,680
	Broadcasting — 0.1%
24,700	Sinclair Inc.	378,330	319,618
4,000	Versant Media Group Inc.	129,280	148,080
		507,610	467,698
	Building and Construction — 2.0%
20,000	Carrier Global Corp.	232,282	1,126,200
5,000	Everus Construction Group Inc.†	184,528	590,300
30,500	Fortune Brands Innovations Inc.	256,015	1,188,585
9,800	Herc Holdings Inc.	283,318	975,590
32,000	Johnson Controls International plc	659,831	4,190,400
9,000	Knife River Corp.†	401,922	734,850
		2,017,896	8,805,925
	Business Services — 2.8%
5,200	Automatic Data Processing Inc.	271,518	1,056,536
9,400	Mastercard Inc., Cl. A	88,683	4,696,804
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	221,448
29,200	Pentair plc	549,425	2,543,612
9,200	S&P Global Inc.	399,107	3,913,128
		1,474,223	12,431,528
	Cable and Satellite — 0.0%
1,100	EchoStar Corp., Cl. A†	13,486	128,777

	Computer Hardware — 2.0%
13,000	Apple Inc.	238,031	3,299,270
Shares		Cost	Market Value
11,500	Corning Inc.	$128,605	$1,563,655
16,800	International Business Machines Corp.	1,286,200	4,072,152
		1,652,836	8,935,077
	Computer Software and Services — 2.2%
76,000	Hewlett Packard Enterprise Co.	423,938	1,809,560
21,400	Microsoft Corp.	597,916	7,921,638
		1,021,854	9,731,198
	Consumer Products — 1.2%
13,000	Edgewell Personal Care Co.	327,783	277,420
35,000	Energizer Holdings Inc.	494,063	574,700
25,000	Essity AB, Cl. A	383,569	640,406
1,500	National Presto Industries Inc.	113,679	205,590
28,992	Reckitt Benckiser Group plc	893,144	1,952,460
10,000	The Scotts Miracle-Gro Co.	585,726	608,100
18,222	Unilever plc, ADR	379,659	1,038,107
		3,177,623	5,296,783
	Consumer Services — 0.1%
1,400	Allegion plc	17,122	203,406
5,000	Rollins Inc.	4,971	267,050
		22,093	470,456
	Diversified Industrial — 7.0%
1,500	AMETEK Inc.	217,655	321,540
46,000	Crane Co.	815,218	7,866,000
300	Eaton Corp. plc	11,088	107,301
2,000	Honeywell International Inc.	351,156	452,060
8,200	Ingersoll Rand Inc.	44,292	656,984
39,500	ITT Inc.	792,857	7,525,935
2,700	Jardine Matheson Holdings Ltd.	112,853	192,105
1,800	Modine Manufacturing Co.†	47,634	390,078
10,000	Myers Industries Inc.	151,483	211,800
14,500	nVent Electric plc	162,020	1,715,060
18,000	Svenska Cellulosa AB SCA, Cl. A	76,675	207,634
96,400	Textron Inc.	857,534	8,440,784
116,000	Toray Industries Inc.	770,774	804,373
3,200	Trane Technologies plc	66,949	1,333,568
19,000	Trinity Industries Inc.	288,843	611,420
		4,767,031	30,836,642
	Electronics — 1.8%
32,500	Sony Group Corp.	94,301	657,147
130,000	Sony Group Corp., ADR	488,815	2,691,000
23,000	TE Connectivity plc	676,122	4,807,460
		1,259,238	8,155,607

See accompanying notes to financial statements.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.4%
5,000	Korea Electric Power Corp., ADR†	$46,679	$71,250
13,500	Portland General Electric Co.	586,781	712,395
63,000	The AES Corp.	291,918	887,670
		925,378	1,671,315
	Energy and Utilities: Integrated — 1.0%
48,000	Energy Transfer LP	0	926,400
21,000	Eni SpA	220,487	603,180
400	Iberdrola SA, ADR	6,032	36,896
55,700	OGE Energy Corp.	743,954	2,671,372
		970,473	4,237,848
	Energy and Utilities: Natural Gas — 3.8%
8,000	Avista Corp.	306,840	321,120
109,000	National Fuel Gas Co.	4,938,969	10,241,640
11,500	ONE Gas Inc.	48,202	990,495
53,500	ONEOK Inc.	0	4,835,865
4,000	Southwest Gas Holdings Inc.	231,682	347,600
		5,525,693	16,736,720
	Energy and Utilities: Oil — 5.1%
13,500	APA Corp.	386,365	572,940
71,000	Chevron Corp.	3,168,335	14,689,900
3,800	ConocoPhillips	69,646	501,600
6,600	Devon Energy Corp.	67,049	332,112
8,500	Exxon Mobil Corp.	237,338	1,442,110
15,000	Marathon Petroleum Corp.	186,423	3,662,700
13,000	TotalEnergies SE	222,755	1,182,740
1,506	Vitesse Energy Inc.	9,771	27,349
		4,347,682	22,411,451
	Energy and Utilities: Services — 1.0%
88,000	Halliburton Co.	1,650,522	3,431,120
20,000	MDU Resources Group Inc.	216,881	414,400
10,500	SLB Ltd.	262,598	539,595
		2,130,001	4,385,115
	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	144,972
20,000	Severn Trent plc	524,188	817,985
		550,732	962,957
	Entertainment — 1.1%
20,000	Atlanta Braves Holdings Inc., Cl. A†	598,398	943,000
14,200	Atlanta Braves Holdings Inc., Cl. C†	522,512	606,340
100,000	Grupo Televisa SAB, ADR	269,371	291,000
2,500	Madison Square Garden Entertainment Corp.†	35,353	147,275
Shares		Cost	Market Value
4,400	Madison Square Garden Sports Corp.†	$692,423	$1,414,160
6,000	Manchester United plc, Cl. A†	98,262	100,920
31,250	Ollamani SAB†	68,682	127,716
9,000	Sphere Entertainment Co.†	180,776	1,056,600
		2,465,777	4,687,011
	Environmental Services — 0.4%
7,000	Republic Services Inc.	267,710	1,533,140
1,300	Veralto Corp.	12,014	114,946
		279,724	1,648,086
	Equipment and Supplies — 6.2%
3,600	A.O. Smith Corp.	9,593	237,384
112,500	Flowserve Corp.	1,446,362	8,269,875
38,700	Graco Inc.	679,841	3,275,955
18,000	Minerals Technologies Inc.	784,926	1,276,560
51,000	Mueller Industries Inc.	451,087	5,650,800
9,400	Parker-Hannifin Corp.	514,648	8,415,256
200	Watts Water Technologies Inc., Cl. A	40,496	58,058
		3,926,953	27,183,888
	Financial Services — 16.2%
20,000	AllianceBernstein Holding LP	29,990	748,800
6,500	American Express Co.	98,829	1,966,120
12,500	Ameris Bancorp	107,540	974,875
5,195	Banco Santander Chile, ADR	29,250	173,513
8,200	Bank of America Corp.	59,309	399,750
11,000	BNP Paribas SA	451,579	1,029,735
1,800	EXOR NV	178,716	136,587
86,600	Interactive Brokers Group Inc., Cl. A	323,669	5,808,262
5,700	Jefferies Financial Group Inc.	107,132	235,239
5,000	JPMorgan Chase & Co.	97,028	1,470,800
40,000	Julius Baer Group Ltd.	1,265,903	2,909,455
50,500	Loews Corp.	1,878,662	5,390,370
4,800	M&T Bank Corp.	404,081	992,256
9,000	Marsh & McLennan Companies Inc.	232,466	1,561,050
2,300	Morgan Stanley	179,515	378,511
2,800	Popular Inc.	43,350	375,676
30,000	SLM Corp.	139,725	642,300
32,500	Sony Financial Group Inc.	44,564	29,325
26,000	Sony Financial Group Inc., ADR†	179,296	117,260
95,000	State Street Corp.	4,329,072	12,023,200
6,300	T. Rowe Price Group Inc.	157,957	567,882
186,000	The Bank of New York Mellon Corp.	4,271,741	22,065,180

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
7,800	The Goldman Sachs Group Inc.	$1,010,737	$6,598,722
7,500	The PNC Financial Services Group Inc.	463,368	1,560,675
2,500	UBS Group AG	61,066	96,079
51,500	Valley National Bancorp	321,875	632,420
3,000	Value Line Inc.	41,976	105,870
100	Webster Financial Corp.	1,914	6,942
30,200	Wells Fargo & Co.	735,814	2,404,222
		17,246,124	71,401,076
	Food and Beverage — 12.7%
1,000	Anheuser-Busch InBev SA/NV	15,876	69,027
177,000	Brown-Forman Corp., Cl. A	3,057,145	4,741,830
18,700	Coca-Cola Europacific Partners plc	420,750	1,695,529
9,700	Coca-Cola Femsa SAB de CV, ADR	332,657	946,235
1,000	Constellation Brands Inc., Cl. A	12,403	150,000
25,000	Danone SA	865,990	1,994,997
40,000	Davide Campari-Milano NV	175,755	283,414
48,500	Diageo plc, ADR	2,942,036	3,610,825
73,200	Fomento Economico Mexicano SAB de CV, ADR	1,783,587	8,129,592
1,000	General Mills Inc.	26,640	37,220
1,400,000	Grupo Bimbo SAB de CV, Cl. A	1,127,908	4,689,059
88,500	Heineken NV	4,258,658	6,782,008
132,000	ITO EN Ltd.	2,344,495	2,475,650
4,000	McCormick & Co. Inc.	137,120	201,520
30,500	McCormick & Co. Inc., Non-Voting	661,676	1,538,420
18,000	Mondelēz International Inc., Cl. A	324,253	1,037,520
3,000	National Beverage Corp.†	98,958	100,950
30,500	Nestlé SA	627,215	2,991,258
158,000	Nissin Foods Holdings Co. Ltd.	1,610,890	2,991,651
21,500	PepsiCo Inc.	1,392,107	3,338,735
23,300	Pernod Ricard SA	2,253,423	1,729,528
31,200	Remy Cointreau SA	1,660,939	1,326,380
150,000	Sapporo Holdings Ltd.	664,276	1,617,624
600	The Boston Beer Co. Inc., Cl. A†	145,683	138,240
34,500	The Campbell’s Company	1,074,973	768,315
7,000	The Coca-Cola Co.	145,880	532,350
1,000	The Hershey Co.	36,300	207,890
Shares		Cost	Market Value
35,000	The Kraft Heinz Co.	$984,647	$787,150
2,500	The Magnum Ice Cream Co. NV†	12,009	37,375
64,000	Yakult Honsha Co. Ltd.	799,840	1,072,682
		29,994,089	56,022,974
	Health Care — 5.8%
4,200	Abbott Laboratories	129,857	431,214
3,000	AbbVie Inc.	74,559	652,470
3,000	Alcon AG	100,034	226,050
75,000	Baxter International Inc.	1,657,103	1,260,000
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	1,226,500
85,500	Bristol-Myers Squibb Co.	2,057,231	5,185,575
46,000	CVS Health Corp.	1,554,593	3,303,720
12,200	Danaher Corp.	316,555	2,313,120
69,000	Demant A/S†	667,858	2,069,402
5,960	GSK plc, ADR	250,595	328,933
4,000	Haleon plc, ADR	27,891	40,040
27,000	Henry Schein Inc.†	353,633	1,989,900
16,000	Merck & Co. Inc.	283,402	1,924,640
10,000	Novartis AG, ADR	462,049	1,527,500
24,000	Perrigo Co. plc	414,820	257,760
21,500	Pfizer Inc.	358,791	603,720
41,700	Roche Holding AG, ADR	767,249	2,072,907
2,500	Zimmer Biomet Holdings Inc.	193,368	226,050
		10,102,239	25,639,501
	Hotels and Gaming — 0.2%
11,500	MGM Resorts International†	138,744	425,615
3,000	Wynn Resorts Ltd.	203,684	304,650
		342,428	730,265
	Machinery — 4.2%
6,000	Caterpillar Inc.	35,181	4,250,760
39,000	CNH Industrial NV	430,251	429,000
23,700	Deere & Co.	711,692	13,350,210
1,000	Otis Worldwide Corp.	60,383	77,080
5,500	Xylem Inc.	187,459	657,250
		1,424,966	18,764,300
	Metals and Mining — 4.2%
84,200	Freeport-McMoRan Inc.	1,391,344	4,949,276
126,500	Newmont Corp.	2,986,882	13,693,625
		4,378,226	18,642,901
	Real Estate — 0.3%
58,000	Weyerhaeuser Co., REIT	878,950	1,416,940

	Retail — 3.8%
11,500	Cie Financiere Richemont SA, Cl. A	383,098	1,992,653
71,200	Copart Inc.†	156,989	2,363,840
5,000	Costco Wholesale Corp.	225,415	4,982,150

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
43,200	Ingles Markets Inc., Cl. A	$670,972	$3,883,248
183,000	Seven & i Holdings Co. Ltd.	1,837,719	2,448,571
2,500	The Home Depot Inc.	69,558	822,225
2,700	Walmart Inc.	39,006	335,556
		3,382,757	16,828,243
	Semiconductors — 0.4%
8,500	Texas Instruments Inc.	124,950	1,650,190

	Specialty Chemicals — 0.9%
1,200	Albemarle Corp.	12,404	215,436
2,500	Ashland Inc.	58,813	139,025
10,000	FMC Corp.	163,216	172,200
33,500	H.B. Fuller Co.	740,419	2,066,280
1,800	NewMarket Corp.	6,947	1,153,710
600	Quaker Chemical Corp.	6,478	74,538
		988,277	3,821,189
	Telecommunications — 3.5%
97,500	BCE Inc.	1,807,752	2,460,900
55,000	BT Group plc, Cl. A	143,684	153,240
181,000	Deutsche Telekom AG, ADR	2,402,191	6,711,480
72,000	Liberty Global Ltd., Cl. A†	738,824	870,480
14,000	Orange SA, ADR	160,021	286,580
70,000	Telefonica SA, ADR	293,673	303,800
22,000	Telesat Corp.†	187,714	796,400
94,000	TELUS Corp.	713,431	1,206,020
55,500	Verizon Communications Inc.	1,737,920	2,786,100
		8,185,210	15,575,000
Shares		Cost	Market Value
	Transportation — 2.7%
70,500	GATX Corp.	$2,201,417	$12,037,170

	Wireless Telecommunications — 1.3%
4,000	Array Digital Infrastructure Inc.	92,571	184,560
125,500	Telephone and Data Systems Inc.	1,210,573	5,283,550
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	120,600
		1,394,706	5,588,710
	TOTAL COMMON STOCKS	125,744,602	439,702,701

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$885,000	U.S. Treasury Bills,
	3.619% to 3.648%††, 06/11/26 to 06/25/26	877,837	877,882

	TOTAL INVESTMENTS — 99.8%	$126,622,439	440,580,583

	Other Assets and Liabilities (Net) — 0.2%		1,058,666

	NET ASSETS — 100.0%		$441,639,249

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $126,622,439)	$440,580,583
Cash	8,103
Receivable for investments sold	465,724
Receivable for Fund shares sold	299,381
Dividends receivable	1,149,203
Prepaid expenses	92,916
Total Assets	442,595,910
Liabilities:
Payable for Fund shares redeemed	366,444
Payable for investment advisory fees	380,352
Payable for distribution fees	71,354
Payable for accounting fees	7,500
Payable for custodian fees	47,839
Other accrued expenses	83,172
Total Liabilities	956,661
Net Assets
(applicable to 80,691,799 shares outstanding)	$441,639,249

Net Assets Consist of:
Paid-in capital	$148,544,313
Total distributable earnings	293,094,936
Net Assets	$441,639,249

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($169,252,484 ÷ 33,195,765 shares outstanding; 150,000,000 shares authorized)	$5.10
Class A:
Net Asset Value and redemption price per share ($121,123,116 ÷ 24,443,413 shares outstanding; 50,000,000 shares authorized)	$4.96
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.26
Class C:
Net Asset Value and offering price per share ($9,910,801 ÷ 1,562,373 shares outstanding; 50,000,000 shares authorized)	$6.34	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($141,352,848 ÷ 21,490,248 shares outstanding; 50,000,000 shares authorized)	$6.58

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $112,653)	$4,440,957
Interest	13,565
Total Investment Income	4,454,522
Expenses:
Investment advisory fees	2,258,746
Distribution fees - Class AAA	219,170
Distribution fees - Class A	154,138
Distribution fees - Class C	52,031
Shareholder services fees	160,953
Shareholder communications expenses	74,198
Interest expense	53,559
Registration expenses	50,310
Legal and audit fees	39,521
Custodian fees	27,850
Accounting fees	22,500
Directors’ fees	13,108
Miscellaneous expenses	34,729
Total Expenses	3,160,813
Less:
Expenses paid indirectly by broker (See Note 6)	(2,213)
Net Expenses	3,158,600
Net Investment Income	1,295,922

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	29,312,656
Net realized loss on foreign currency transactions	(6,990)
Net realized gain on investments and foreign currency transactions	29,305,666
Net change in unrealized appreciation/(depreciation):
on investments	(11,136,820)
on foreign currency translations	(2,495)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(11,139,315)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	18,166,351
Net Increase in Net Assets Resulting from Operations	$19,462,273

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$1,295,922	$3,395,807
Net realized gain on investments and foreign currency transactions	29,305,666	46,194,306
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(11,139,315)	(4,354,377)
Net Increase in Net Assets Resulting from Operations	19,462,273	45,235,736

Distributions to Shareholders:
Accumulated earnings
Class AAA	(19,411,979)	(20,704,800)
Class A	(14,074,666)	(14,454,523)
Class C	(936,003)	(991,093)
Class I	(12,457,293)	(13,835,718)
	(46,879,941)	(49,986,134)
Return of capital
Class AAA	—	(29,060,143)
Class A	—	(20,469,975)
Class C	—	(1,744,169)
Class I	—	(22,338,521)
	—	(73,612,808)
Total Distributions to Shareholders	(46,879,941)	(123,598,942)

Capital Share Transactions:
Class AAA	5,587,689	14,591,475
Class A	7,366,257	23,211,490
Class C	(143,235)	58,068
Class I	3,387,600	9,664,134
Net Increase in Net Assets from Capital Share Transactions	16,198,311	47,525,167

Redemption Fees	91	1,227

Net Decrease in Net Assets	(11,219,266)	(30,836,812)

Net Assets:
Beginning of year	452,858,515	483,695,327
End of period	$441,639,249	$452,858,515

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$5.46	$0.01		$0.23	$0.24	$(0.60)	$—	$—	$(0.60)	$0.00	$5.10	4.45%	$169,252	0.51	%(f)	1.46	%(f)	1%
2025	6.59	0.04		0.56	0.60	(0.05)	(0.67)	(1.01)	(1.73)	0.00	5.46	10.48	175,527	0.69		1.41		0 (g)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77		1.43		1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43		5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
Class A
2026(e)	$5.33	$0.01		$0.22	$0.23	$(0.60)	$—	$—	$(0.60)	$0.00	$4.96	4.38%	$121,123	0.51	%(f)	1.46	%(f)	1%
2025	6.45	0.04		0.55	0.59	(0.05)	(0.67)	(0.99)	(1.71)	0.00	5.33	10.64	122,608	0.69		1.41		0 (g)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77		1.43		1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43		5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
Class C
2026(e)	$6.68	$(0.01)		$0.27	$0.26	$(0.60)	$—	$—	$(0.60)	$0.00	$6.34	3.92%	$9,911	(0.24	)%(f)	2.21	%(f)	1%
2025	7.87	(0.00	)(b)	0.67	0.67	—	(0.67)	(1.19)	(1.86)	0.00	6.68	9.73	10,556	(0.06)		2.16		0 (g)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10		2.18		1
2023(h)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24		2.29		5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%		5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
Class I
2026(e)	$6.87	$0.03		$0.28	$0.31	$(0.60)	$—	$—	$(0.60)	$0.00	$6.58	4.56%	$141,353	0.76	%(f)	1.21	%(f)	1%
2025	7.99	0.07		0.70	0.77	(0.07)	(0.67)	(1.15)	(1.89)	0.00	6.87	10.81	144,168	0.94		1.16		0 (g)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01		1.18		1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18		5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the six months ended March 31, 2026, the fiscal years ended September 30, 2024 and 2023, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.44%, 1.42% and 1.42% (Class AAA and Class A), 2.19%, 2.17%, and 2.29% (Class C), and 1.19%, 2.17%, and 2.16% (Class I), respectively. For the fiscal years ended September 30, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.41%, and 1.41% (Class AAA and Class A), 2.16% and 2.17% (Class C1), 1.16% and 1.16% (Class I), respectively. For the fiscal year ended September 30, 2025, there was no material impact to the expense ratios.
(e)	For the six months ended March 31, 2026, unaudited.
(f)	Annualized.
(g)	Amount represents less than 0.5%.
(h)	Class C commenced on June 1, 2023.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with

10

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$439,702,701	—	$439,702,701
U.S. Government Obligations	—	$877,882	877,882
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$439,702,701	$877,882	$440,580,583

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2026, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$3,900,899
Net long term capital gains	46,085,235
Return of capital	73,612,808
Total distributions paid	$123,598,942

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$128,606,066	$316,112,089	$(4,137,572)	$311,974,517

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $4,279,748 and $41,286,660, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $6,679 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $57,746 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2026, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,213.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2026, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2026, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 78 days of borrowings during the six months ended March 31, 2026 was $4,661,173 with a weighted average interest rate of 5.28%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $11,382,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. On March 13, 2023, Class C shares were renamed Class C1 shares, and effective March 15 through May 30, 2023, the Fund temporarily reopened its Class C1 shares to purchases by new investors. After May 30, 2023, neither new nor existing shareholders may purchase additional C1 shares. Class C shares were issued beginning May 30, 2023. These changes have no effect on existing Class C1 shareholders’ ability to redeem these shares. Class AAA and Class I shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. On May 29, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,257,228	$6,813,275	1,825,814	$11,150,941
Shares issued upon reinvestment of distributions	3,552,195	18,889,512	8,330,858	48,639,904
Shares redeemed	(3,738,242)	(20,115,098)	(7,406,096)	(45,199,370)
Net increase	1,071,181	$5,587,689	2,750,576	$14,591,475

Class A
Shares sold	3,114,688	$16,385,440	5,330,665	$31,739,421
Shares issued upon reinvestment of distributions	2,643,135	13,678,575	5,945,061	33,849,687
Shares redeemed	(4,333,577)	(22,697,758)	(7,166,284)	(42,377,618)
Net increase	1,424,246	$7,366,257	4,109,442	$23,211,490

Class C
Shares sold	253,003	$1,668,203	226,136	$1,649,430
Shares issued upon reinvestment of distributions	142,361	935,304	386,428	2,733,088
Shares redeemed	(412,944)	(2,746,742)	(585,770)	(4,324,450)
Net increase/(decrease)	(17,580)	$(143,235)	26,794	$58,068

Class I
Shares sold	1,906,167	$13,044,776	3,191,765	$24,103,994
Shares issued upon reinvestment of distributions	1,669,919	11,334,275	4,552,765	32,918,104
Shares redeemed	(3,063,717)	(20,991,451)	(6,271,801)	(47,357,964)
Net increase	512,369	$3,387,600	1,472,729	$9,664,134

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2026, the Fund did not utilize ReFlow.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q126SR

GABELLI
FUNDS

THE GABELLI EQUITY INCOME FUND

Semiannual Report
March 31, 2026

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2026

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund (the Fund) was 3.4% compared with a total return of 5.3% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Gabelli Small Cap Growth Fund

Long Positions
Equipment and Supplies	19.9%
Diversified Industrial	10.5%
Automotive: Parts and Accessories	5.6%
Retail	5.4%
Financial Services	4.8%
Entertainment	4.3%
Food and Beverage	3.8%
Building and Construction	3.6%
Energy and Utilities	3.2%
Real Estate	3.2%
Health Care	3.0%
Transportation	2.8%
Electronics	2.7%
Specialty Chemicals	2.7%
Aviation: Parts and Services	2.7%
Business Services	2.5%
Machinery	2.5%
Aerospace and Defense	1.9%
U.S. Government Obligations	1.6%
Manufactured Housing and Recreational Vehicles	1.5%
Broadcasting	1.5%
Hotels and Gaming	1.4%
Consumer Products	1.4%
Restaurants	1.1%
Computer Software and Services	1.0%
Consumer Services	0.7%
Environmental Services	0.7%
Telecommunications	0.7%
Metals and Mining	0.6%
Wireless Telecommunications	0.5%
Semiconductors	0.4%
Publishing	0.4%
Cable	0.4%
Communications Equipment	0.3%
Home Furnishings	0.2%
Food and Staples Retailing	0.2%
Automotive	0.1%
Closed-End Funds	0.1%
Agriculture	0.1%
Other Assets and Liabilities (Net)	(0.0)%*

Short Positions
Electronics	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS — 98.2%
	Aerospace and Defense — 1.9%
31,000	Allient Inc.	$685,446	$1,831,790
2,500	Embraer SA, ADR	68,200	148,350
58,000	Innovative Solutions and Support Inc.†	243,681	1,190,740
6,500	Kratos Defense & Security Solutions Inc.†	99,836	458,315
7,000	National Presto Industries Inc.	390,588	959,420
4,000	Redwire Corp.†	35,589	34,000
330,500	Textron Inc.	1,992,817	28,938,580
2,189	The Boeing Co.†	445,702	435,677
		3,961,859	33,996,872
	Agriculture — 0.1%
45,000	FMC Corp.	617,649	774,900
64,000	Limoneira Co.	1,062,533	858,880
		1,680,182	1,633,780
	Automotive — 0.1%
19,000	Blue Bird Corp.†	379,748	1,079,010
94,022	China Automotive Systems Inc.†	443,798	394,893
55,000	Iveco Group NV	69,819	1,216,763
		893,365	2,690,666
	Automotive: Parts and Accessories — 5.5%
142,000	BorgWarner Inc.	582,450	7,704,920
832,000	Brembo NV	1,536,648	7,803,929
77,000	Commercial Vehicle Group Inc.†	525,781	262,570
720,000	Dana Inc.	3,761,881	24,228,000
100,000	Garrett Motion Inc.	833,494	1,817,000
95,700	Modine Manufacturing Co.†	311,544	20,739,147
130,000	Monro Inc.	2,625,687	2,085,200
64,500	O’Reilly Automotive Inc.†	92,532	5,953,995
28,000	Phinia Inc.	77,166	1,916,320
45,000	Puradyn Filter Technologies Inc.†	11,732	0
188,000	Standard Motor Products Inc.	1,613,331	6,531,120
244,500	Strattec Security Corp.†(a)	4,609,739	19,154,130
18,400	Thor Industries Inc.	170,396	1,469,976
		16,752,381	99,666,307
	Aviation: Parts and Services — 2.7%
20,000	AAR Corp.†	230,415	2,189,200
8,500	Astronics Corp.†	12,193	567,205
25,000	Astronics Corp., Cl. B†	67,272	1,668,625
53,900	Ducommun Inc.†	1,344,087	6,575,800
87,200	Moog Inc., Cl. A	895,295	25,518,208
18,212	Moog Inc., Cl. B	660,459	5,370,810
Shares		Cost	Market Value
17,200	Woodward Inc.	$123,106	$6,156,224
		3,332,827	48,046,072
	Broadcasting — 1.5%
5,000	Beasley Broadcast Group Inc., Cl. A†	59,148	16,700
165,000	Corus Entertainment Inc., Cl. B†	182,859	3,559
35,500	Fox Corp., Cl. A	1,467,105	2,073,200
5,800	Fox Corp., Cl. B	183,617	307,980
25,000	Gray Media Inc.	73,674	108,500
71,700	Gray Media Inc., Cl. A	377,715	889,797
850,000	Grupo Televisa SAB, ADR	2,364,364	2,473,500
100,000	ITV plc	114,913	99,336
13,000	Liberty Broadband Corp., Cl. A†	4,829	652,860
11,000	Liberty Broadband Corp., Cl. C†	57,595	553,300
22,000	Nexstar Media Group Inc.	1,349,700	3,978,260
100,000	Salem Media Group Inc.†	0	41,070
133,000	Sirius XM Holdings Inc.	798,697	3,069,640
45,000	Townsquare Media Inc., Cl. A	413,842	244,350
344,000	Versant Media Group Inc.	11,945,074	12,734,880
		19,393,132	27,246,932
	Building and Construction — 3.6%
71,000	Arcosa Inc.	833,869	7,535,940
200,000	Armstrong Flooring Inc.†	26,720	20
6,500	D.R. Horton Inc.	58,614	891,930
31,500	Gibraltar Industries Inc.†	703,058	1,255,905
152,000	Herc Holdings Inc.	4,975,777	15,131,600
37,500	KB Home	273,655	1,940,625
3,000	Legacy Housing Corp.†	38,432	61,290
316,200	Lennar Corp., Cl. B	5,757,918	26,598,744
2,000	Meritage Homes Corp.	15,039	123,680
1,050	NVR Inc.†	699,994	6,919,322
21,600	PulteGroup Inc.	86,444	2,540,376
420	The Monarch Cement Co.	63,508	107,100
71,000	Titan Machinery Inc.†	1,161,944	1,187,120
5,200	Toll Brothers Inc.	77,265	709,644
23,000	Trex Co. Inc.†	749,800	837,660
		15,522,037	65,840,956
	Business Services — 2.5%
13,000	ACCO Brands Corp.	60,332	39,000
337,000	ALSOK Co. Ltd.	780,281	2,654,296
1,409,000	Clear Channel Outdoor Holdings Inc.†	1,989,156	3,339,330
34,500	Live Nation Entertainment Inc.†	290,068	5,261,595
40,000	Loomis AB	402,123	1,809,299

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
86,500	Madison Square Garden Entertainment Corp.†	$882,452	$5,095,715
13,000	McGrath RentCorp.	389,942	1,433,640
85,000	Ranpak Holdings Corp.†	564,238	303,450
18,000	RB Global Inc.	266,537	1,725,300
340,000	S4 Capital plc	181,521	125,106
25,000	Sealed Air Corp.	793,394	1,051,250
25,000	TransAct Technologies Inc.†	115,198	82,250
1,605,000	Trans-Lux Corp.†(a)	1,576,479	176,550
31,300	United Rentals Inc.	189,370	22,803,928
		8,481,091	45,900,709
	Cable — 0.4%
56,000	AMC Networks Inc., Cl. A†	45,125	380,240
55,000	EchoStar Corp., Cl. A†	773,635	6,438,850
		818,760	6,819,090
	Communications Equipment — 0.3%
140,000	Telesat Corp.†	1,593,608	5,068,000
6,500	Vistance Networks Inc.†	94,549	118,300
		1,688,157	5,186,300
	Computer Software and Services — 1.0%
350,000	Alithya Group Inc., Cl. A†	1,020,860	346,010
6,000	Omnicom Group Inc.	51,454	451,860
17,200	Rockwell Automation Inc.	383,204	6,172,736
30,000	Stratasys Ltd.†	218,183	234,300
29,700	Tyler Technologies Inc.†	59,010	10,168,686
		1,732,711	17,373,592
	Consumer Products — 1.4%
235,000	1-800-Flowers.com Inc., Cl. A†	1,799,534	714,400
70,000	Brunswick Corp.	1,531,235	5,093,200
32,000	Chofu Seisakusho Co. Ltd.	461,495	402,457
39,000	Church & Dwight Co. Inc.	66,381	3,639,480
20,000	Edgewell Personal Care Co.	407,098	426,800
131,000	Energizer Holdings Inc.	3,056,761	2,151,020
2,000	Harley-Davidson Inc.	4,713	40,440
3,300	Kobayashi Pharmaceutical Co. Ltd.	131,389	122,535
3,000	LCI Industries	49,588	368,940
216,000	Marine Products Corp.	133,661	1,570,320
245,000	Sally Beauty Holdings Inc.†	1,604,543	3,393,250
10,425	Samick Musical Instruments Co. Ltd.	12,107	8,066
3,700	Shimano Inc.	414,540	383,044
7,000	Spectrum Brands Holdings Inc.	401,870	515,900
9,500	Steven Madden Ltd.	19,995	322,240
10,000	Sturm Ruger & Co. Inc.	317,593	400,900
25,000	The Scotts Miracle-Gro Co.	1,074,470	1,520,250
Shares		Cost	Market Value
9,500	WD-40 Co.	$248,399	$1,937,430
120,000	Wolverine World Wide Inc.	781,633	1,958,400
		12,517,005	24,969,072
	Consumer Services — 0.7%
2,625	Angi Inc.†	2,017	17,981
53,000	Bowlin Travel Centers Inc.†	53,947	208,820
5,000	IAC Inc.†	9,702	200,150
179,000	OPENLANE Inc.†	888,670	5,217,850
145,000	Rollins Inc.	126,046	7,744,450
		1,080,382	13,389,251
	Diversified Industrial — 10.5%
10,000	Acuity Inc.	94,378	2,802,200
83,000	Albany International Corp., Cl. A	2,756,085	4,333,430
313,500	Crane Co.	3,910,419	53,608,500
127,500	Crane NXT Co.	646,444	5,175,225
94,000	Distribution Solutions Group Inc.†	608,409	2,466,560
18,000	Enerpac Tool Group Corp.	595,359	656,460
39,200	Enpro Inc.	1,748,128	9,825,480
103,500	Greif Inc., Cl. A	1,839,821	6,941,745
93,500	Greif Inc., Cl. B	4,205,680	8,184,990
172,500	Griffon Corp.	1,412,448	12,537,300
35,000	Hyster-Yale Inc.	1,190,745	1,137,850
15,500	INNOVATE Corp.†	132,209	88,040
1,500	Knife River Corp.†	110,235	122,475
113,500	L.B. Foster Co., Cl. A†	1,577,215	3,166,650
36,500	Lincoln Electric Holdings Inc.	927,545	9,091,420
30,000	Lindsay Corp.	585,623	3,572,100
500	LSB Industries Inc.†	7,460	7,450
50,000	Matthews International Corp., Cl. A	1,242,562	1,291,000
965,500	Myers Industries Inc.	13,302,975	20,449,290
137,200	Oil-Dri Corp. of America	465,107	8,930,348
326,701	Park-Ohio Holdings Corp.	3,052,261	7,853,892
12,500	Pentair plc	296,897	1,088,875
13,400	Roper Technologies Inc.	251,725	4,741,724
53,200	Sonoco Products Co.	1,529,361	2,877,588
44,200	Standex International Corp.	1,095,705	11,264,812
7,000	Terex Corp.	166,670	413,700
215,000	Trinity Industries Inc.	2,426,154	6,918,700
		46,177,620	189,547,804
	Electronics — 2.7%
100,500	Badger Meter Inc.	1,216,744	15,311,175
60,000	Bel Fuse Inc., Cl. A	842,875	10,812,000
380,500	CTS Corp.	3,097,535	18,172,680
57,000	Daktronics Inc.†	415,106	1,114,350
120,000	Gentex Corp.	1,305,089	2,622,000
20,000	IMAX Corp.†	158,565	760,200

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
18,400	Napco Security Technologies Inc.	$467,423	$724,776
59,000	Stoneridge Inc.†	282,600	284,970
		7,785,937	49,802,151
	Energy and Utilities — 3.2%
32,000	APA Corp.	765,019	1,358,080
10,000	Avista Corp.	384,740	401,400
10,000	Cadiz Inc.†	67,958	49,100
9,800	Chesapeake Utilities Corp.	127,440	1,238,426
35,000	CMS Energy Corp.	67,088	2,715,300
20,000	Consolidated Water Co. Ltd.	233,823	662,400
35,100	Diamondback Energy Inc.	1,730,067	6,942,429
74,000	Energy Recovery Inc.†	316,427	745,180
325,000	Energy Transfer LP	0	6,272,500
8,000	H2O America	107,086	469,360
20,000	Hawaiian Electric Industries Inc.†	241,120	296,800
108,000	Innovex International Inc.†	2,464,880	2,634,120
30,000	Landis+Gyr Group AG	1,819,435	1,894,697
19,000	Marathon Petroleum Corp.	90,379	4,639,420
3,500	Middlesex Water Co.	54,166	182,175
3,000	National Fuel Gas Co.	247,755	281,880
120,000	Navigator Holdings Ltd.	1,144,035	2,319,600
73,000	Northwest Natural Holding Co.	2,826,254	3,885,060
21,500	Northwestern Energy Group Inc.	582,609	1,417,710
9,100	Otter Tail Corp.	178,375	798,707
43,000	RGC Resources Inc.	816,897	948,150
1,680,000	RPC Inc.	681,607	11,894,400
26,500	Southwest Gas Holdings Inc.	346,142	2,302,850
5,400	Spire Inc.	212,444	488,916
31,000	The York Water Co.	433,596	943,950
50,000	Vestas Wind Systems A/S	84,272	1,470,566
75,000	XPLR Infrastructure LP†	1,137,226	796,500
		17,160,840	58,049,676
	Entertainment — 4.3%
182,232	Atlanta Braves Holdings Inc., Cl. A†	4,939,542	8,592,239
242,000	Atlanta Braves Holdings Inc., Cl. C†	4,631,452	10,333,400
46,000	Entravision Communications Corp., Cl. A	138,136	136,620
100,000	Inspired Entertainment Inc.†	735,339	713,000
16,856	Liberty Live Holdings Inc., Cl. A†	54,885	1,544,684
9,768	Liberty Live Holdings Inc., Cl. C†	65,382	919,266
Shares		Cost	Market Value
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	$64,271	$1,561,600
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	88,133	2,295,540
580,000	Lionsgate Studios Corp.†	4,653,688	5,562,200
38,000	Madison Square Garden Sports Corp.†	1,006,544	12,213,200
150,000	Manchester United plc, Cl. A†	2,229,470	2,523,000
300,000	Ollamani SAB†	601,599	1,226,078
50,000	Reading International Inc., Cl. A†	158,144	56,500
7,000	Reading International Inc., Cl. B†	104,634	63,000
265,000	Sinclair Inc.	3,161,937	3,429,100
95,000	Sphere Entertainment Co.†	1,063,999	11,153,000
42,000	Starz Entertainment Corp.†	481,786	483,000
2,000	Stubhub Holdings Inc., Cl. A†	16,440	12,480
7,800	Take-Two Interactive Software Inc.†	58,796	1,540,500
185,000	The Marcus Corp.	2,141,798	3,176,450
3,500	The Walt Disney Co.	20,071	337,330
42,400	TKO Group Holdings Inc.	446,355	8,549,960
35,000	Universal Entertainment Corp.†	210,518	145,553
79,500	Warner Bros Discovery Inc.†	527,898	2,183,070
		27,600,817	78,750,770
	Environmental Services — 0.7%
11,000	Gentherm Inc.†	348,069	305,580
57,000	Republic Services Inc.	514,900	12,484,140
		862,969	12,789,720
	Equipment and Supplies — 19.9%
17,200	A.O. Smith Corp.	35,260	1,134,168
370,900	AMETEK Inc.	631,120	79,506,124
45,000	Ardagh Metal Packaging SA	160,536	182,250
50,000	AZZ Inc.	1,676,478	6,256,500
9,200	Chart Industries Inc.†	301,823	1,902,100
89,500	Crown Holdings Inc.	360,422	8,972,375
99,500	Donaldson Co. Inc.	572,237	8,444,565
156,000	Federal Signal Corp.	810,377	16,869,840
232,500	Flowserve Corp.	1,322,646	17,091,075
150,000	Franklin Electric Co. Inc.	584,884	13,825,500
400,000	Graco Inc.	2,039,167	33,860,000
30,500	IDEX Corp.	111,758	5,781,275
125,000	Interpump Group SpA	547,330	4,681,192
6,200	Littelfuse Inc.	48,864	2,103,970
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	1,078,479
6,000	MSA Safety Inc.	179,592	983,700

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
565,000	Mueller Industries Inc.	$6,126,904	$62,602,000
228,200	Mueller Water Products Inc., Cl. A	1,373,605	6,273,218
166,000	Tennant Co.	2,934,386	11,022,400
720,000	The Gorman-Rupp Co.	10,775,526	44,733,600
82,200	The Greenbrier Companies Inc.	828,583	4,327,830
50,500	The Manitowoc Co. Inc.†	499,591	588,325
50,000	The Middleby Corp.†	533,815	6,629,000
36,000	The Timken Co.	1,219,448	3,620,520
30,500	The Toro Co.	562,393	2,849,920
4,400	Valmont Industries Inc.	35,750	1,758,108
7,800	Watsco Inc., Cl. B	23,398	2,899,416
39,000	Watts Water Technologies Inc., Cl. A	740,108	11,321,310
50,000	Xerox Holdings Corp.	257,098	64,500
		35,652,708	361,363,260
	Financial Services — 4.8%
5,500	Ameris Bancorp	36,033	428,945
44,200	Atlantic Union Bankshares Corp.	1,526,107	1,579,708
2,000	Capital City Bank Group Inc.	66,887	86,920
12,300	Capitol Federal Financial Inc.	118,692	87,699
20,800	Crazy Woman Creek Bancorp Inc.	318,236	638,560
15,000	DigitalBridge Group Inc.	220,627	231,300
37,500	Eagle Bancorp Inc.	996,030	932,625
240	Farmers & Merchants Bank of Long Beach	1,470,835	1,986,000
295,000	Flushing Financial Corp.	4,599,740	4,531,200
66,000	FNB Corp.	659,922	1,103,520
370,000	GAM Holding AG†	153,776	49,050
25,000	Hanover Bancorp Inc.	525,000	539,750
2,000	HomeTrust Bancshares Inc.	68,879	85,300
270,000	Hope Bancorp Inc.	2,987,671	3,015,900
410,000	Huntington Bancshares Inc.	3,921,829	6,416,500
616,000	KKR & Co. Inc.	2,332,512	56,980,000
78,000	Medallion Financial Corp.	347,410	667,680
22,600	Pinnacle Financial Partners Inc.	1,108,839	1,946,764
11,000	PROG Holdings Inc.	95,921	315,590
11,500	Southern First Bancshares Inc.†	425,553	626,750
16,000	TFS Financial Corp.	234,831	224,800
14,500	Thomasville Bancshares Inc.	550,193	1,352,125
2,000	USCB Financial Holdings Inc.	28,887	37,080
221,000	Valley National Bancorp	1,381,250	2,713,880
Shares		Cost	Market Value
34,308	Value Line Inc.	$425,084	$1,210,729
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	3,500
130,000	Wright Investors’ Service Holdings Inc.†	82,906	22,100
		24,685,023	87,813,975
	Food and Beverage — 3.8%
423,000	Arca Continental SAB de CV	759,513	4,872,418
14,000	BellRing Brands Inc.†	37,160	225,260
76,000	Brown-Forman Corp., Cl. A	451,500	2,036,040
40,000	Bull-Dog Sauce Co. Ltd.	95,622	468,794
118,000	Canada Packers Inc.	1,340,587	1,710,919
82,000	China Tontine Wines Group Ltd.†	85,944	3,242
250,000	Crimson Wine Group Ltd.†	2,174,347	1,102,500
500,000	Dynasty Fine Wines Group Ltd.	74,726	14,029
99,000	Farmer Brothers Co.†	584,060	125,730
400,000	Flowers Foods Inc.	950,682	3,260,000
114,000	ITO EN Ltd.	2,136,608	2,138,061
92,000	Iwatsuka Confectionery Co. Ltd.	1,584,932	1,855,014
22,500	J & J Snack Foods Corp.	488,379	1,783,575
28,500	John B Sanfilippo & Son Inc.	2,071,135	2,260,905
255,000	Kameda Seika Co. Ltd.	3,102,672	2,328,188
1,200,000	Kikkoman Corp.	1,630,295	10,850,320
594,000	Maple Leaf Foods Inc.	8,907,486	12,810,006
12,000	MEIJI Holdings Co. Ltd.	117,526	291,787
8,000	MGP Ingredients Inc.	6,395	147,120
124,000	Morinaga Milk Industry Co. Ltd.	1,182,249	3,722,227
10,500	National Beverage Corp.†	453,381	353,325
130,500	Nissin Foods Holdings Co. Ltd.	1,444,598	2,470,952
12,000	Post Holdings Inc.†	33,079	1,186,320
100,000	Premier Foods plc	219,577	244,601
3,500	The Boston Beer Co. Inc., Cl. A†	598,838	806,400
100,000	The Hain Celestial Group Inc.†	473,642	69,780
55,000	The J.M. Smucker Co.	1,260,858	5,304,200
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	1,034,599
33,475	Tootsie Roll Industries Inc.	245,787	1,430,052
370,000	Vina Concha y Toro SA	676,676	353,227
950,000	Vitasoy International Holdings Ltd.	542,729	754,795
20,000	Willamette Valley Vineyards Inc.†	73,224	51,400

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
205,000	Yakult Honsha Co. Ltd.	$2,470,225	$3,435,935
		37,600,639	69,501,721
	Food and Staples Retailing — 0.2%
60,000	United Natural Foods Inc.†	810,103	2,703,600

	Health Care — 3.0%
5,400	Align Technology Inc.†	530,884	925,722
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	1,867,625
12,500	Bruker Corp.	95,311	451,500
600	Chemed Corp.	8,238	226,644
21,000	CONMED Corp.	429,146	742,560
2,025	Danaher Corp.	11,649	383,940
10,000	Dentsply Sirona Inc.	112,590	116,000
50,000	Dexcom Inc.†	68,464	3,140,000
28,500	Electromed Inc.†	401,381	667,185
24,000	Evolent Health Inc., Cl. A†	213,185	54,720
209,000	Globus Medical Inc., Cl. A†	5,270,938	18,007,440
25,600	GRAIL Inc.†	434,255	1,323,008
70,000	Henry Schein Inc.†	480,305	5,159,000
28,000	ICU Medical Inc.†	907,614	3,616,200
21,300	Masimo Corp.†	503,032	3,788,631
120,000	Neogen Corp.†	752,279	1,114,800
14,000	NeoGenomics Inc.†	150,854	103,880
30,000	Neuronetics Inc.†	81,297	43,500
170,000	OPKO Health Inc.†	393,670	193,800
141,000	Orthofix Medical Inc.†	2,716,505	1,617,270
70,000	Perrigo Co. plc	953,462	751,800
72,000	QuidelOrtho Corp.†	347,363	1,182,960
18,000	Seikagaku Corp.	192,991	82,682
22,000	STERIS plc	949,818	4,864,860
19,000	Straumann Holding AG	170,618	1,948,474
3,000	Stryker Corp.	142,188	985,770
500	Teladoc Health Inc.†	5,103	2,725
3,500	Teleflex Inc.	53,317	418,635
400	The Cooper Companies Inc.†	3,627	28,600
38,000	United-Guardian Inc.	332,419	251,940
		16,996,107	54,061,871
	Home Furnishings — 0.2%
161,500	Bassett Furniture Industries Inc.	1,528,689	2,285,225
5,000	Ethan Allen Interiors Inc.	116,387	111,300
48,800	La-Z-Boy Inc.	739,016	1,568,432
		2,384,092	3,964,957
	Hotels and Gaming — 1.4%
23,000	Boyd Gaming Corp.	92,792	1,890,140
Shares		Cost	Market Value
189,500	Canterbury Park Holding Corp.	$1,941,232	$2,918,300
129,000	Churchill Downs Inc.	506,515	11,588,070
120,000	Formosa International Hotels Corp.	775,629	688,771
533,500	Full House Resorts Inc.†	1,559,776	1,200,375
745,000	Genting Singapore Ltd.	682,856	391,129
134,000	Golden Entertainment Inc.	2,198,187	3,576,460
3,000	Penn Entertainment Inc.†	13,028	45,090
2,500,000	The Hongkong & Shanghai Hotels Ltd.†	2,476,225	1,865,148
13,300	Wynn Resorts Ltd.	23,676	1,350,615
		10,269,916	25,514,098
	Machinery — 2.5%
49,000	Aebi Schmidt Holding AG	224,057	475,790
343,000	Astec Industries Inc.	11,847,563	18,467,120
1,400,000	CNH Industrial NV	3,561,149	15,400,000
99,500	Kennametal Inc.	1,898,810	3,594,935
4,300	Nordson Corp.	70,415	1,144,058
156,000	The Eastern Co.	3,035,809	3,157,440
160,000	Twin Disc Inc.	1,828,901	2,411,200
		22,466,704	44,650,543
	Manufactured Housing and Recreational Vehicles — 1.5%
37,700	Cavco Industries Inc.†	720,349	18,257,733
73,000	Champion Homes Inc.†	411,322	5,429,010
75,500	Nobility Homes Inc.	936,080	2,265,378
59,500	Winnebago Industries Inc.	834,874	1,843,905
		2,902,625	27,796,026
	Metals and Mining — 0.6%
208,000	Ampco-Pittsburgh Corp.†	946,973	1,397,760
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	384,624
22,900	Keweenaw Land Association Ltd.†	505,518	1,139,275
95,000	Kinross Gold Corp.	412,123	2,899,400
715,000	Tredegar Corp.†	7,089,725	5,684,250
		9,072,122	11,505,309
	Publishing — 0.4%
2,700	Graham Holdings Co., Cl. B	1,295,342	2,854,602
4,500	John Wiley & Sons Inc., Cl. B	17,438	172,800
62,900	Lee Enterprises Inc.†	583,115	541,569
34,000	News Corp., Cl. A	44,638	847,620
760,000	The E.W. Scripps Co., Cl. A†	3,783,722	2,827,200
		5,724,255	7,243,791
	Real Estate — 3.2%
83,500	Capital Properties Inc., Cl. A	980,167	1,129,338
47,500	Gaming and Leisure Properties Inc., REIT	334,952	2,107,575
19,007	Gyrodyne LLC†	304,565	141,032

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
17,500	Lamar Advertising Co., Cl. A, REIT	$115,463	$2,216,550
135,500	Millrose Properties Inc., REIT	1,498,630	3,794,000
89,200	Morguard Corp.	1,130,471	7,364,402
30,700	Outfront Media Inc., REIT	482,840	813,550
234,000	Ryman Hospitality Properties Inc., REIT	3,622,466	21,591,180
25,000	Seritage Growth Properties, Cl. A†	224,005	70,250
134,000	Tejon Ranch Co.†	2,911,047	2,524,560
250,000	The St. Joe Co.	3,670,941	15,700,000
300,000	Trinity Place Holdings Inc.†	106,195	8,250
80,000	Trinity Place Holdings Inc., New York†(b)	0	0
		15,381,742	57,460,687
	Restaurants — 1.1%
1,070	Biglari Holdings Inc., Cl. A†	713,331	1,864,678
20,000	Cracker Barrel Old Country Store Inc.	587,960	562,200
81,000	Krispy Kreme Inc.	355,368	274,590
155,200	Nathan’s Famous Inc.	177,353	15,633,296
60,000	Rock Field Co. Ltd.	402,002	530,418
13,000	The Cheesecake Factory Inc.	208,355	711,750
		2,444,369	19,576,932
	Retail — 5.4%
52,000	Advance Auto Parts Inc.	2,035,347	2,743,000
25,000	Arko Corp.	140,933	139,000
93,000	AutoNation Inc.†	1,433,778	18,159,180
294,000	Copart Inc.†	615,636	9,760,800
195,200	Ingles Markets Inc., Cl. A	2,473,333	17,546,528
53,500	Lands’ End Inc.†	584,018	601,340
70,000	Movado Group Inc.	1,036,083	1,709,400
65,000	Penske Automotive Group Inc.	945,192	9,718,800
75,000	Pets at Home Group plc	128,461	179,877
471,500	Rush Enterprises Inc., Cl. B	2,217,339	30,341,025
21,900	Salvatore Ferragamo SpA†	275,037	174,534
103,500	Tractor Supply Co.	190,899	4,688,550
46,000	Village Super Market Inc., Cl. A	1,065,431	1,942,580
400	Winmark Corp.	27,190	171,020
		13,168,677	97,875,634
	Semiconductors — 0.4%
38,200	Entegris Inc.	162,834	4,478,568
10,700	MKS Inc.	183,876	2,458,967
30,000	Renesas Electronics Corp.	194,117	406,698
		540,827	7,344,233
Shares		Cost	Market Value
	Specialty Chemicals — 2.7%
2,400	Albemarle Corp.	$35,747	$430,872
30,000	Arq Inc.†	172,329	76,800
28,000	Ashland Inc.	210,127	1,557,080
80,000	Burnham Holdings Inc., Cl. A	1,295,803	2,080,000
306,000	Core Molding Technologies Inc.†	564,491	6,854,400
57,000	Element Solutions Inc.	507,576	1,945,980
230,000	H.B. Fuller Co.	2,399,835	14,186,400
35,400	Hawkins Inc.	572,913	5,437,440
25,000	Huntsman Corp.	74,303	332,750
6,000	JSP Corp.	97,961	86,009
65,000	Minerals Technologies Inc.	2,808,132	4,609,800
5,600	NewMarket Corp.	561,284	3,589,320
30,000	Olin Corp.	585,155	891,900
8,400	Quaker Chemical Corp.	128,365	1,043,532
10,000	Rogers Corp.†	802,157	1,073,300
22,500	Sensient Technologies Corp.	433,815	1,944,900
13,000	T. Hasegawa Co. Ltd.	236,726	231,404
12,500	Takasago International Corp.	66,073	93,333
91,200	The General Chemical Group Inc.†(b)	1,186	0
120,000	Treatt plc	588,760	312,264
55,000	Valvoline Inc.†	150,694	1,852,400
		12,293,432	48,629,884
	Telecommunications — 0.7%
66,000	Borussia Dortmund GmbH & Co. KGaA	278,753	231,528
10,000	Cogeco Communications Inc.	340,851	507,512
24,000	Cogeco Inc.	632,315	1,196,118
3,000	GCI Liberty Inc., Cl. A†	96,320	110,550
9,000	GCI Liberty Inc., Cl. C†	248,986	334,890
3,500	IDT Corp., Cl. B	11,346	171,850
190,000	Liberty Global Ltd., Cl. A†	2,057,048	2,297,100
122,000	Liberty Global Ltd., Cl. C†	1,193,858	1,431,060
70,000	Liberty Latin America Ltd., Cl. A†	539,384	604,800
86,000	Nuvera Communications Inc.†	632,704	1,161,000
110,000	Shenandoah Telecommunications Co.	875,253	1,696,200
42,000	Sunrise Communications AG, Cl. A	1,751,570	2,485,543
		8,658,388	12,228,151
	Transportation — 2.8%
289,500	GATX Corp.	7,942,475	49,429,230
170,000	Hertz Global Holdings Inc.†	1,102,715	783,700

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
18,600	Irish Continental Group plc	$13,660	$136,302
		9,058,850	50,349,232
	Wireless Telecommunications — 0.5%
47,500	Array Digital Infrastructure Inc.	1,214,842	2,191,650
61,000	Gogo Inc.†	292,823	245,220
82,000	Rogers Communications Inc., Cl. B	293,920	3,152,900
35,500	Telephone and Data Systems Inc.	448,536	1,494,550
41,500	VEON Ltd., ADR†	898,044	1,921,450
		3,148,165	9,005,770
	TOTAL COMMON STOCKS	420,700,816	1,780,289,394

	CLOSED-END FUNDS — 0.1%
38,500	The Central Europe, Russia, and Turkey Fund Inc.	641,987	704,550
99,000	The New Germany Fund Inc.	1,250,401	1,011,780
		1,892,388	1,716,330
32,229	The European Equity Fund Inc.	319,370	318,745
	TOTAL CLOSED-END FUNDS	2,211,758	2,035,075

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
78,000	Jungheinrich AG	532,546	2,336,852

	WARRANTS — 0.0%
	Equipment and Supplies — 0.0%
20,000	Xerox Holdings Corp., expire 02/14/28†	13,379	1,810

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable — 0.0%
$200,000	AMC Networks Inc., 4.250%, 02/15/29	198,613	178,250
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.6%
$29,896,000	U.S. Treasury Bills,
	3.607% to 3.651%††, 04/30/26 to 06/18/26(c)	$29,762,202	$29,761,047

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0%	$453,419,314	1,814,602,428

	SECURITIES SOLD SHORT — (0.0)%
	(Proceeds received $659,606)		(791,920)

	Other Assets and Liabilities (Net) — (0.0)%		(23,285)

	NET ASSETS — 100.0%		$1,813,787,223

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.0)%
	Electronics — (0.0)%
4,000	Bel Fuse Inc., Cl. B	$659,606	$791,920

	TOTAL SECURITIES SOLD SHORT(d)	$659,606	$791,920

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2026

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	At March 31, 2026, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
(d)	At March 31, 2026, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $447,233,096)	$1,795,271,748
Investments in affiliates, at value (cost $6,186,218)	19,330,680
Cash	86,364
Foreign currency, at value (cost $105,190)	105,268
Deposit at brokers for securities sold short	933,759
Receivable for Fund shares sold	557,101
Receivable for investments sold	442,797
Dividends and interest receivable	1,565,219
Prepaid expenses	123,443
Total Assets	1,818,416,379
Liabilities:
Securities sold short, at value (proceeds $659,606)	791,920
Payable for investments purchased	40,778
Payable for Fund shares redeemed	1,812,718
Payable for investment advisory fees	1,550,346
Payable for distribution fees	193,313
Payable for accounting fees	7,500
Other accrued expenses	232,581
Total Liabilities	4,629,156
Net Assets
(applicable to 38,545,437 shares outstanding)	$1,813,787,223

Net Assets Consist of:
Paid-in capital	$398,785,824
Total distributable earnings	1,415,001,399
Net Assets	$1,813,787,223

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($696,385,340 ÷ 15,108,806 shares outstanding; 150,000,000 shares authorized)	$46.09
Class A:
Net Asset Value and redemption price per share ($134,222,682 ÷ 2,916,967 shares outstanding; 50,000,000 shares authorized)	$46.01
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$48.82
Class C:
Net Asset Value and offering price per share ($16,237,007 ÷ 481,785 shares outstanding; 50,000,000 shares authorized)	$33.70	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($966,942,194 ÷ 20,037,879 shares outstanding; 50,000,000 shares authorized)	$48.26

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $137,938)	$13,692,572
Interest	494,764
Total Investment Income	14,187,336
Expenses:
Investment advisory fees	9,267,791
Distribution fees - Class AAA	891,930
Distribution fees - Class A	172,351
Distribution fees - Class C	87,070
Shareholder services fees	701,688
Shareholder communications expenses	229,476
Custodian fees	74,715
Registration expenses	67,058
Directors’ fees	53,850
Legal and audit fees	40,363
Accounting fees	22,500
Interest expense	1,173
Dividend expense on securities sold short	259
Miscellaneous expenses	55,603
Total Expenses	11,665,827
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(94,223)
Expenses paid indirectly by broker (See Note 7)	(6,664)
Total Reductions	(100,887)
Net Expenses	11,564,940
Net Investment Income	2,622,396

Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	79,584,675
Net realized gain on investments - affiliated	122,431
Net realized gain on in-kind transactions	3,055,427
Net realized loss on foreign currency transactions	(13,828)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	82,748,705
Net change in unrealized appreciation/(depreciation):
on investments - unaffiliated	(23,331,582)
on investments - affiliated	2,199,851
on securities sold short	(132,314)
on foreign currency translations	(4,091)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	(21,268,136)
Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, Securities Sold Short, and Foreign Currency	61,480,569
Net Increase in Net Assets Resulting from Operations	$64,102,965

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$2,622,396	$2,514,198
Net realized gain on investments, redemptions in-kind, and foreign currency transactions	82,748,705	73,216,752
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	(21,268,136)	17,823,824
Net Increase in Net Assets Resulting from Operations	64,102,965	93,554,774

Distributions to Shareholders:
Accumulated earnings
Class AAA	(27,562,161)	(44,445,120)
Class A	(5,337,094)	(9,008,256)
Class C	(625,771)	(1,374,578)
Class I	(39,821,540)	(57,872,090)
Total Distributions to Shareholders	(73,346,566)	(112,700,044)

Capital Share Transactions:
Class AAA	(17,982,102)	(12,835,123)
Class A	(4,008,050)	(6,038,612)
Class C	(1,558,899)	(4,522,505)
Class I	(4,477,342)	84,079,442
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(28,026,393)	60,683,202

Redemption Fees	312	462

Net Increase/(Decrease) in Net Assets	(37,269,682)	41,538,394

Net Assets:
Beginning of year	1,851,056,905	1,809,518,511
End of period	$1,813,787,223	$1,851,056,905

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(d)(e)(f)		Portfolio Turnover Rate
Class AAA
2026(g)	$46.40	$0.04	$1.45	$1.49	$(0.13)		$(1.67)	$(1.80)	$0.00	$46.09	3.42%	$696,385	0.16	%(h)	1.38	%(h)	1.37	%(h)(i)	2%
2025	46.91	0.01	2.34	2.35	(0.00	)(c)	(2.86)	(2.86)	0.00	46.40	5.39	717,968	0.02		1.39		1.38		1
2024	40.51	0.03	10.00	10.03	(0.08)		(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06		1.38		1.37		2
2023	36.11	0.05	7.96	8.01	(0.01)		(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13		1.39		1.39		1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39		1.39		1
2021	43.30	0.04	15.83	15.87	—		(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38		1.38		1
Class A
2026(g)	$46.32	$0.04	$1.44	$1.48	$(0.12)		$(1.67)	$(1.79)	$0.00	$46.01	3.42%	$134,223	0.16	%(h)	1.38	%(h)	1.37	%(h)(i)	2%
2025	46.85	0.01	2.34	2.35	(0.03)		(2.85)	(2.88)	0.00	46.32	5.40	139,001	0.02		1.39		1.38		1
2024	40.46	0.02	10.00	10.02	(0.08)		(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06		1.38		1.37		2
2023	36.06	0.05	7.95	8.00	(0.00	)(c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13		1.39		1.39		1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39		1.39		1
2021	43.26	0.04	15.82	15.86	—		(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38		1.38		1
Class C
2026(g)	$33.96	$(0.10)	$1.06	$0.96	$—		$(1.22)	$(1.22)	$0.00	$33.70	3.03%	$16,237	(0.59	)%(h)	2.13	%(h)	2.12	%(h)(i)	2%
2025	34.59	(0.24)	1.72	1.48	—		(2.11)	(2.11)	0.00	33.96	4.62	17,843	(0.74)		2.14		2.13		1
2024	30.09	(0.22)	7.41	7.19	(0.06)		(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)		2.13		2.12		2
2023	27.02	(0.19)	5.95	5.76	—		(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)		2.14		2.14		1
2022	38.86	(0.24)	(5.26)	(5.50)	—		(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14		2.14		1
2021	35.95	(0.24)	12.71	12.47	—		(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13		2.13		1
Class I
2026(g)	$48.63	$0.10	$1.52	$1.62	$(0.24)		$(1.75)	$(1.99)	$0.00	$48.26	3.57%	$966,942	0.41	%(h)	1.13	%(h)	1.12	%(h)(i)	2%
2025	49.19	0.13	2.44	2.57	(0.14)		(2.99)	(3.13)	0.00	48.63	5.65	976,245	0.28		1.14		1.13		1
2024	42.36	0.13	10.49	10.62	(0.08)		(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30		1.13		1.12		2
2023	37.76	0.16	8.32	8.48	(0.11)		(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38		1.14		1.14		1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)		(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14		1.14		1
2021	44.62	0.17	16.39	16.56	—		(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13		1.13		1

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the periods presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, and 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, and 1.37% (Class AAA and Class A), 2.13%, 2.13%, and 2.12% (Class C), and 1.13%, 1.13%, and 1.12% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For all periods presented, there was no material impact on the expense ratios.
(g)	For the six months ended March 31, 2026, unaudited.
(h)	Annualized.
(i)	The Fund incurred dividend expense and service fees on securities sold short. For the six months ended March 31, 2026, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to:

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs (b)	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$99,666,307	$0	—	$99,666,307
Aviation: Parts and Services	46,377,447	1,668,625	—	48,046,072
Business Services	45,724,159	176,550	—	45,900,709
Financial Services	87,788,375	22,100	$3,500	87,813,975
Real Estate	57,460,687	—	0	57,460,687
Specialty Chemicals	48,629,884	—	0	48,629,884
Telecommunications	11,067,151	1,161,000	—	12,228,151
Other Industries (c)	1,380,543,609	—	—	1,380,543,609
Total Common Stocks	1,777,257,619	3,028,275	3,500	1,780,289,394
Closed-End Funds	2,035,075	—	—	2,035,075
Preferred Stocks (c)	2,336,852	—	—	2,336,852
Warrants (c)	1,810	—	—	1,810
Convertible Corporate Bonds (c)	—	178,250	—	178,250
U.S. Government Obligations	—	29,761,047	—	29,761,047
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,781,631,356	$32,967,572	$3,500	$1,814,602,428

LIABILITIES (Market Value):
Common Stocks Sold Short (c)	$(791,920)	—	—	$(791,920)
TOTAL INVESTMENTS – LIABILITIES	$(791,920)	—	—	$(791,920)

(a)	Per pricing procedures approved by the Board, the Level 2 securities used mean prices as there was no trading volume on the valuation date.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$2,699,848
Net long term capital gains	110,000,196
Total distributions paid	$112,700,044

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$457,384,023	$1,379,874,283	$(23,447,798)	$1,356,426,485

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2026, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (L.S. Starrett Co. and Strattec Security Corp.), and the Adviser reduced its fee with respect to such securities by $94,223.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $33,038,931 and $105,295,382, respectively.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, the Fund realized net gain of $3,055,427 and $1,035,460 on $2,924,967 and $1,323,643 of redemptions-in-kind, including cash of $617,780 and $61,232, respectively.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $25,787 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,046 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2026, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,664.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2026, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2026, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 2 days of borrowings during the six months ended March 31, 2026 was $1,375,000 with a weighted average interest rate of 4.90%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $1,570,000.

9. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	294,816	$13,752,914	1,913,538	$82,979,451
Shares issued upon reinvestment of distributions	620,764	27,114,956	999,381	43,613,090
Shares redeemed	(1,279,403)	(58,849,972)	(3,142,359)	(139,427,664)
Net decrease	(363,823)	$(17,982,102)	(229,440)	$(12,835,123)

Class A
Shares sold	94,596	$4,417,046	286,799	$12,543,452
Shares issued upon reinvestment of distributions	117,471	5,121,739	197,534	8,606,552
Shares redeemed	(295,707)	(13,546,835)	(623,869)	(27,188,616)
Net decrease	(83,640)	$(4,008,050)	(139,536)	$(6,038,612)

Class C
Shares sold	51,634	$1,719,819	96,693	$3,137,204
Shares issued upon reinvestment of distributions	19,456	623,382	42,700	1,373,224
Shares redeemed	(114,734)	(3,902,100)	(282,152)	(9,032,933)
Net decrease	(43,644)	$(1,558,899)	(142,759)	$(4,522,505)

Class I
Shares sold	1,362,701	$66,313,364	3,776,942	$176,170,665
Shares issued upon reinvestment of distributions	843,674	38,539,225	1,224,193	55,878,125
Shares redeemed in-kind	(60,988)	(2,924,967)	(32,360)	(1,323,643)
Shares redeemed	(2,180,915)	(106,404,964)	(3,248,854)	(146,645,705)
Net increase/(decrease)	(35,528)	$(4,477,342)	1,719,921	$84,079,442

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

ReFlow Fund LLC. The Fund may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2026 the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
60,988	$617,780	$2,307,187	$—

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2026 is set forth below:

	Market Value at September 30, 2025	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation/ (Depreciation)	Market Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Percent Owned of Shares
Strattec Security Corp.†	$16,810,820	—	$203,672	$122,431	$2,424,551	$19,154,130	244,500	$—	5.85%
Trans-Lux Corp.†	401,250	—	—	—	(224,700)	176,550	1,605,000	—	11.89%
Total				$122,431	$2,199,851	$19,330,680		$—

†	Non-income producing security.

11. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

13. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q126SR

GABELLI
FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Semiannual Report
March 31, 2026

The Gabelli Focused Growth and Income Fund Semiannual Report — March 31, 2026
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund (the Fund) was 6.5% compared with a total return of 4.2% for the Standard & Poor’s (S&P) Midcap 400. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Gabelli Focused Growth and Income Fund

Long Positions
Energy and Utilities	33.2%
Real Estate Investment Trusts	23.5%
Telecommunications	13.3%
Financial Services	9.9%
Health Care	4.5%
Food and Beverage	4.1%
Automotive: Parts and Accessories	3.9%
Computer Software and Services	2.5%
Building and Construction	1.7%
U.S. Government Obligations	1.7%
Diversified Industrial	0.7%
Metals and Mining	0.7%
Retail	0.4%
Other Assets and Liabilities (Net)	0.1%

Short Positions
Put Options Written	(0.1)%
Call Options Written	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Focused Growth and Income Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.6%
	Automotive: Parts and Accessories — 3.9%
52,500	Dana Inc.	$408,768	$1,766,625

	Building and Construction — 1.7%
7,750	Herc Holdings Inc.	335,064	771,513

	Computer Software and Services — 2.5%
350	Alphabet Inc., Cl. C	10,381	100,401
10,000	ServiceNow Inc.†	1,327,364	1,045,500
		1,337,745	1,145,901
	Diversified Industrial — 0.7%
20,000	Energizer Holdings Inc.	356,902	328,400

	Energy and Utilities — 33.2%
214,900	Energy Transfer LP	1,316,056	4,147,570
100,000	Enterprise Products Partners LP	1,101,187	3,784,000
137,500	Kimbell Royalty Partners LP	1,675,203	1,989,625
65,000	Kinder Morgan Inc.	620,320	2,179,450
20,000	TXNM Energy Inc.	721,773	1,169,200
175,000	XPLR Infrastructure LP†	2,184,533	1,858,500
		7,619,072	15,128,345
	Financial Services — 4.3%
13,000	Apollo Global Management Inc.	355,989	1,448,460
3,000	Morgan Stanley	113,780	493,710
		469,769	1,942,170
	Food and Beverage — 4.1%
66,000	Maple Leaf Foods Inc.	1,024,491	1,423,334
7,500	Mondelēz International Inc., Cl. A	306,887	432,300
		1,331,378	1,855,634
	Health Care — 4.5%
950	AbbVie Inc.	94,540	206,615
18,500	Option Care Health Inc.†	101,129	498,020
47,100	Pfizer Inc.	1,172,642	1,322,568
		1,368,311	2,027,203
	Metals and Mining — 0.7%
3,000	Newmont Corp.	89,619	324,750

	Real Estate Investment Trusts — 22.7%
122,500	Blackstone Mortgage Trust Inc., Cl. A	1,843,947	2,345,875
405,419	Franklin BSP Realty Trust Inc.	4,673,469	3,442,007
4,900	Simon Property Group Inc.	511,919	913,997
132,500	VICI Properties Inc.	2,450,048	3,619,900
		9,479,383	10,321,779
Shares		Cost	Market Value
	Telecommunications — 13.3%
142,500	AT&T Inc.(a)	$2,303,561	$4,131,075
71,221	ATN International Inc.	1,142,476	1,938,636
		3,446,037	6,069,711
	TOTAL COMMON STOCKS	26,242,048	41,682,031

	PREFERRED STOCKS — 6.8%
	Financial Services — 5.6%
54,800	Compass Diversified Holdings, Ser. A, 7.250%	1,019,593	960,096
7,500	Compass Diversified Holdings, Ser. B, 7.875%	119,926	146,325
90,266	DigitalBridge Group Inc., Ser. H, 7.125%	1,794,757	1,464,115
		2,934,276	2,570,536
	Real Estate Investment Trusts — 0.8%
18,447	Chimera Investment Corp., Ser. A, 8.000%	390,260	377,795

	Retail — 0.4%
63,246	QVC Group Inc., 8.000%, 03/15/31	2,082,907	160,012

	TOTAL PREFERRED STOCKS	5,407,443	3,108,343

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.7%
$771,000	U.S. Treasury Bills,
	3.607% to 3.651%††, 05/21/26 to 06/18/26	766,217	766,205

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.1%	$32,415,708	45,556,579

	OPTIONS WRITTEN — (0.2)%
	(Premiums received $139,824)		(110,588)

	Other Assets and Liabilities (Net) — 0.1%		68,503

	NET ASSETS — 100.0%		$45,514,494

(a)	Securities, or a portion thereof, with a value of $4,115,400 were deposited with the broker as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

As of March 31, 2026, options written outstanding were as follows:

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.1)%
AT&T Inc.	25	USD	72,475	USD	20.00	04/17/26	$22,313
AT&T Inc.	300	USD	869,700	USD	29.00	04/17/26	12,600
Energy Transfer LP	150	USD	289,500	USD	19.00	04/17/26	8,400
Energy Transfer LP	75	USD	144,750	USD	20.00	04/17/26	975
Enterprise Products Partners LP	100	USD	378,400	USD	38.00	04/17/26	5,900
Enterprise Products Partners LP	50	USD	189,200	USD	40.00	04/17/26	500
Pfizer Inc.	50	USD	140,400	USD	28.00	04/17/26	3,400
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$54,088

Exchange Traded Put Options Written — (0.1)%
ServiceNow Inc.	50	USD	522,750	USD	110.00	05/15/26	$56,500
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$56,500

TOTAL OPTIONS WRITTEN							$110,588

See accompanying notes to financial statements.

4

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $32,415,708)	$45,556,579
Cash	212,469
Foreign currency, at value (cost $8,655)	8,661
Receivable for Fund shares sold	51,590
Receivable from Adviser	25,867
Dividends receivable	220,369
Prepaid expenses	64,679
Total Assets	46,140,214
Liabilities:
Deposits from brokers for written options	227,882
Options written, at value (premiums received $139,824)	110,588
Payable for investment securities purchased	132,293
Payable for Fund shares redeemed	62,811
Payable for investment advisory fees	39,053
Payable for distribution fees	6,436
Other accrued expenses	46,657
Total Liabilities	625,720
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,503,714 shares outstanding)	$45,514,494

Net Assets Consist of:
Paid-in capital	$31,470,927
Total distributable earnings	14,043,567
Net Assets	$45,514,494

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,903,801 ÷ 220,618 shares outstanding; 100,000,000 shares authorized)	$17.69
Class A:
Net Asset Value and redemption price per share ($21,936,989 ÷ 1,233,212 shares outstanding; 50,000,000 shares authorized)	$17.79
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.88
Class C:
Net Asset Value and offering price per share ($1,024,127 ÷ 74,390 shares outstanding; 50,000,000 shares authorized)	$13.77	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($18,649,577 ÷ 975,494 shares outstanding; 50,000,000 shares authorized)	$19.12

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,432)	$632,754
Interest	12,902
Total Investment Income	645,656
Expenses:
Investment advisory fees	228,521
Distribution fees - Class AAA	5,010
Distribution fees - Class A	27,730
Distribution fees - Class C	5,760
Registration expenses	41,931
Legal and audit fees	25,790
Shareholder communications expenses	21,768
Shareholder services fees	10,666
Custodian fees	5,055
Directors’ fees	1,328
Interest expense	655
Miscellaneous expenses	10,233
Total Expenses	384,447
Less:
Expense reimbursements (See Note 3)	(121,950)
Net Expenses	262,497
Net Investment Income	383,159

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	2,487,915
Net realized gain on written options	40,121
Net realized loss on foreign currency transactions	(429)
Net realized gain on investments in securities, written options, and foreign currency transactions	2,527,607
Net change in unrealized appreciation/(depreciation):
on investments in securities	(133,151)
on written options	(5,098)
on foreign currency translations	(16)
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(138,265)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	2,389,342
Net Increase in Net Assets Resulting from Operations	$2,772,501

See accompanying notes to financial statements.

5

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$383,159	$1,159,542
Net realized gain on investments in securities, written options, and foreign currency transactions	2,527,607	1,029,526
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(138,265)	(900,446)
Net Increase in Net Assets Resulting from Operations	2,772,501	1,288,622

Distributions to Shareholders:
Class AAA	(82,471)	(204,057)
Class A	(614,400)	(1,208,463)
Class C	(30,132)	(89,322)
Class I	(473,776)	(901,442)
Total Distributions to Shareholders	(1,200,779)	(2,403,284)

Capital Share Transactions:
Class AAA	(865,438)	(304,953)
Class A	(1,351,467)	1,771,864
Class C	(382,200)	(601,877)
Class I	(1,347,749)	1,785,826
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,946,854)	2,650,860

Redemption Fees	10	412

Net Increase/(Decrease) in Net Assets	(2,375,122)	1,536,610

Net Assets:
Beginning of year	47,889,616	46,353,006
End of period	$45,514,494	$47,889,616

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$17.05	$0.10	$0.90	$1.00	$(0.33)	$(0.03)	$(0.36)	$0.00	(e)	$17.69	5.94%	$3,904	1.22	%(f)	1.76	%(f)	1.76	%(f)	13%
2025	17.37	0.33	0.07	0.40	(0.72)	—	(0.72)	0.00	(e)	17.05	2.37	4,649	1.93		1.66		1.66		35
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51		1.64		1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(e)	14.91	5.91	5,321	3.79		1.79		1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
Class A
2026(d)	$17.21	$0.13	$0.93	$1.06	$(0.44)	$(0.04)	$(0.48)	$0.00	(e)	$17.79	6.27%	$21,937	1.53	%(f)	1.76	%(f)	1.25	%(f)(g)	13%
2025	17.66	0.40	0.07	0.47	(0.92)	—	(0.92)	0.00	(e)	17.21	2.75	22,529	2.32		1.66		1.25	(g)	35
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89		1.64		1.25	(g)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(e)	15.19	6.53	16,368	4.43		1.79		1.26	(g)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(g)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
Class C
2026(d)	$13.39	$0.05	$0.69	$0.74	$(0.33)	$(0.03)	$(0.36)	$0.00	(e)	$13.77	5.62%	$1,024	0.68	%(f)	2.51	%(f)	2.51	%(f)	13%
2025	13.90	0.16	0.05	0.21	(0.72)	—	(0.72)	0.00	(e)	13.39	1.57	1,377	1.16		2.41		2.41		35
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72		2.39		2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(e)	12.15	5.17	2,666	2.90		2.54		2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
Class I
2026(d)	$18.42	$0.19	$0.99	$1.18	$(0.44)	$(0.04)	$(0.48)	$0.00	(e)	$19.12	6.51%	$18,649	2.01	%(f)	1.51	%(f)	0.80	%(f)(g)	13%
2025	18.75	0.53	0.06	0.59	(0.92)	—	(0.92)	0.00	(e)	18.42	3.24	19,335	2.87		1.41		0.80	(g)	35
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33		1.39		0.80	(g)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(e)	16.01	6.97	15,205	4.77		1.54		0.81	(g)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(g)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(g)	54

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, and 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, and 1.72% (Class AAA), 1.25%, 1.25%, and 1.69% (Class A), 2.38%, 2.53%, and 2.47% (Class C), and 0.80%, 0.80%, and 0.80% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025 and 2021, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $121,950, $202,194, $167,786, $187,761, $119,130 and $97,862 for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focused Growth and Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with

8

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$41,682,031	—	$41,682,031
Preferred Stocks (a)	3,108,343	—	3,108,343
U.S. Government Obligations	—	$766,205	766,205
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$44,790,374	$766,205	$45,556,579

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(54,088)	—	$(54,088)
Put Options Written	(56,500)	—	(56,500)
TOTAL INVESTMENTS IN SECURITIES – LIABLITIES	$(110,588)	—	$(110,588)

(a)	Please refer to the Schedule of Investment for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

9

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at March 31, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2026 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended March 31, 2026 had an average monthly market value of approximately $93,559.

The Effect of Derivative Instruments on the Statement of Operations

For the six months ended March 31, 2026

Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity risk	$—	$40,121	$—	$—	$—	$40,121

Net Change in Unrealized Appreciation/(Depreciation)

On Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity risk	$—	$(5,098)	$—	$—	$—	$(5,098)

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$2,403,284
Total distributions paid	$2,403,284

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$32,483,715	$17,365,699	$(4,403,423)	$12,962,276

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2027 for Class I and Class A, and may be terminated only by the Board before such time. During the six months ended March 31, 2026, the Adviser reimbursed expenses in the amount of $121,950 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At March 31, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $491,930:

For the fiscal year ended September 30, 2024, expiring September 30, 2026	$167,786
For the fiscal year ended September 30, 2025, expiring September 30, 2027	202,194
For the six months ended March 31, 2026, expiring September 30, 2028	121,950
$491,930

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $5,887,397 and $9,646,380, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Distributor retained a total of $5,472 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket

14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service monthly. During the six months ended March 31, 2026, the Fund did not accrue any fees.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2026, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 10 days of borrowings during the six months ended March 31, 2026 was $193,800 with a weighted average interest rate of 5.14%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $276,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,761	$172,516	29,949	$507,878
Shares issued upon reinvestment of distributions	4,662	80,022	11,626	199,091
Shares redeemed	(66,517)	(1,117,976)	(59,670)	(1,011,922)
Net decrease	(52,094)	$(865,438)	(18,095)	$(304,953)

Class A
Shares sold	55,960	$951,247	280,247	$4,919,287
Shares issued upon reinvestment of distributions	34,188	591,955	67,147	1,164,066
Shares redeemed	(166,102)	(2,894,669)	(249,571)	(4,311,489)
Net increase/(decrease)	(75,954)	$(1,351,467)	97,823	$1,771,864

Class C
Shares sold	575	$7,680	13,396	$187,150
Shares issued upon reinvestment of distributions	2,208	29,592	6,465	87,917
Shares redeemed	(31,199)	(419,472)	(64,935)	(876,944)
Net decrease	(28,416)	$(382,200)	(45,074)	$(601,877)

Class I
Shares sold	44,208	$838,162	271,622	$4,993,972
Shares issued upon reinvestment of distributions	23,953	445,012	45,832	847,390
Shares redeemed	(142,406)	(2,630,923)	(220,095)	(4,055,536)
Net increase/(decrease)	(74,245)	$(1,347,749)	97,359	$1,785,826

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

16

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q126SR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Semiannual Report
March 31, 2026

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2026
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund (the Fund) was 5.5% compared with a total return of (2.5)% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Gabelli Global Financial Services Fund

Banks	29.7%
Insurance	13.3%
Diversified Banks	11.2%
U.S. Government Obligations	9.3%
Automobiles	7.7%
Consumer Finance	7.5%
Homebuilders	5.7%
Investment Management	3.8%
Institutional Trust, Fiduciary, and Custody	3.7%
Institutional Brokerage	2.7%
Energy and Utilities	2.6%
Institutional Banking	1.4%
Reinsurance	1.3%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.6%
	Automobiles — 7.7%
82,199	Daimler Truck Holding AG	$3,185,553	$3,940,053
19,400	Mercedes-Benz Group AG	1,105,027	1,174,766
21,175	Toyota Motor Corp., ADR	3,663,831	4,363,956
		7,954,411	9,478,775
	Banks — 29.7%
82,500	Banco Bilbao Vizcaya Argentaria SA	435,552	1,740,277
75,250	Commerzbank AG	427,358	2,678,044
1,878,000	Dah Sing Banking Group Ltd.	1,960,262	2,909,976
599,900	Dah Sing Financial Holdings Ltd.	1,999,583	3,081,668
2,581	First Citizens BancShares Inc., Cl. A	3,248,787	4,864,307
144,978	Flushing Financial Corp.	2,010,849	2,226,862
36,500	ING Groep NV	311,739	932,577
44,900	Japan Post Bank Co. Ltd.	452,399	712,238
30,076	Shinhan Financial Group Co. Ltd., ADR	1,038,213	1,844,260
43,355	Southern First Bancshares Inc.†	1,667,562	2,362,847
12,600	Texas Capital Bancshares Inc.†	794,524	1,195,488
2,138,400	The Bank of East Asia Ltd.	3,561,476	3,564,364
111,505	TrustCo Bank Corp. NY	4,036,313	4,881,689
52,400	Webster Financial Corp.	3,333,453	3,637,608
		25,278,070	36,632,205
	Consumer Finance — 7.5%
111,980	Ally Financial Inc.	4,025,203	4,392,975
26,660	Capital One Financial Corp.	4,033,882	4,863,584
		8,059,085	9,256,559
	Diversified Banks — 11.2%
147,500	Barclays plc	439,493	760,327
15,050	Citigroup Inc.	670,751	1,706,821
217,170	Credit Agricole SA	3,827,124	3,998,684
18,523	Hana Financial Group Inc.	551,907	1,289,166
169,785	NatWest Group plc	393,522	1,243,192
14,110	Societe Generale SA	441,406	1,007,247
111,200	Standard Chartered plc	733,968	2,288,716
20,700	UniCredit SpA	270,951	1,456,142
		7,329,122	13,750,295
	Energy and Utilities — 2.6%
175,788	Vitesse Energy Inc.	3,137,574	3,192,310

	Homebuilders — 5.7%
8,330	Cavco Industries Inc.†	2,901,314	4,034,136
145,096	Legacy Housing Corp.†	2,728,551	2,964,311
		5,629,865	6,998,447
Shares		Cost	Market Value
	Institutional Banking — 1.4%
29,950	Moelis & Co., Cl. A	$1,259,218	$1,707,150

	Institutional Brokerage — 2.7%
149,600	Daiwa Securities Group Inc.	838,307	1,376,239
139,600	Ichiyoshi Securities Co. Ltd.	712,970	1,271,050
17,310	Jefferies Financial Group Inc.	303,005	714,384
		1,854,282	3,361,673
	Institutional Trust, Fiduciary, and Custody — 3.7%
14,180	State Street Corp.	849,827	1,794,621
23,300	The Bank of New York Mellon Corp.	994,781	2,764,079
		1,844,608	4,558,700
	Insurance — 13.3%
472,388	Aegon Ltd.	2,895,434	3,400,548
367,500	E-L Financial Corp. Ltd.	3,510,360	4,181,960
76,306	First American Financial Corp.	4,483,675	4,600,489
23,155	NN Group NV	970,061	1,794,774
61,850	Old Republic International Corp.	2,403,776	2,467,815
		14,263,306	16,445,586
	Investment Management — 3.8%
4,870	Diamond Hill Investment Group Inc.	602,263	838,127
19,250	Janus Henderson Group plc	531,321	988,872
116,213	The Westaim Corp.†	1,803,882	1,988,261
54,363	Westwood Holdings Group Inc.	585,599	895,359
		3,523,065	4,710,619
	Reinsurance — 1.3%
15,550	Axis Capital Holdings Ltd.	795,308	1,576,926

	TOTAL COMMON STOCKS	80,927,914	111,669,245

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.3%
$11,590,000	U.S. Treasury Bills,
	3.610% to 3.760%††, 05/14/26 to 06/25/26	11,514,760	11,514,740

	TOTAL INVESTMENTS — 99.9%	$92,442,674	123,183,985

	Other Assets and Liabilities (Net) — 0.1%		90,209

	NET ASSETS — 100.0%		$123,274,194

See accompanying notes to financial statements.

3

The Gabelli Global Financial Services Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $92,442,674)	$123,183,985
Cash	1,643
Foreign currency, at value (cost $6,837)	6,856
Receivable for Fund shares sold	396,348
Receivable for investments sold	336,699
Receivable from Adviser	35,055
Dividends and interest receivable	387,823
Prepaid expenses	72,290
Total Assets	124,420,699
Liabilities:
Payable for investments purchased	978,870
Payable for Fund shares redeemed	17,210
Payable for investment advisory fees	101,503
Payable for accounting fees	7,500
Payable for distribution fees	2,627
Other accrued expenses	38,795
Total Liabilities	1,146,505
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 5,982,346 shares outstanding)	$123,274,194

Net Assets Consist of:
Paid-in capital	$91,577,714
Total distributable earnings	31,696,480
Net Assets	$123,274,194

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,957,652 ÷ 483,533 shares outstanding; 120,000,000 shares authorized)	$20.59
Class A:
Net Asset Value and redemption price per share ($1,154,927 ÷ 55,568 shares outstanding; 60,000,000 shares authorized)	$20.78
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.05
Class C:
Net Asset Value and offering price per share ($206,295 ÷ 10,143 shares outstanding; 20,000,000 shares authorized)	$20.34	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($111,955,320 ÷ 5,433,102 shares outstanding; 150,000,000 shares authorized)	$20.61

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $77,228)	$1,273,379
Interest	200,112
Total Investment Income	1,473,491
Expenses:
Investment advisory fees	506,350
Distribution fees - Class AAA	11,689
Distribution fees - Class A	974
Distribution fees - Class C	741
Registration expenses	44,815
Legal and audit fees	25,765
Accounting fees	22,500
Shareholder communications expenses	15,837
Custodian fees	12,356
Shareholder services fees	7,126
Directors’ fees	2,713
Miscellaneous expenses	7,254
Total Expenses	658,120
Less:
Expense reimbursements (See Note 3)	(138,120)
Net Expenses	520,000
Net Investment Income	953,491

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	685,930
Net realized loss on foreign currency transactions	(12,128)
Net realized gain on investments and foreign currency transactions	673,802
Net change in unrealized appreciation/(depreciation):
on investments	2,213,574
on foreign currency translations	(1,910)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,211,664
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,885,466
Net Increase in Net Assets Resulting from Operations	$3,838,957

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$953,491	$1,453,987
Net realized gain on investments and foreign currency transactions	673,802	359,290
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,211,664	13,573,522
Net Increase in Net Assets Resulting from Operations	3,838,957	15,386,799

Distributions to Shareholders:
Accumulated earnings
Class AAA	(149,495)	(48,907)
Class A	(9,569)	(408)
Class C	(1,755)	(26)
Class I	(1,481,033)	(1,053,714)
Total Distributions to Shareholders	(1,641,852)	(1,103,055)

Capital Share Transactions:
Class AAA	2,492,866	4,085,594
Class A	806,111	271,913
Class C	79,582	114,948
Class I	41,156,155	13,591,383
Net Increase in Net Assets from Capital Share Transactions	44,534,714	18,063,838

Redemption Fees	722	951

Net Increase in Net Assets	46,732,541	32,348,533

Net Assets:
Beginning of year	76,541,653	44,193,120
End of period	$123,274,194	$76,541,653

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$19.88	$0.17		$0.90	$1.07	$(0.36)	$(0.36)	$0.00	(e)	$20.59	5.45%	$9,958	1.65	%(f)	1.52	%(f)	1.25	%(f)	13%
2025	15.47	0.45		4.31	4.76	(0.35)	(0.35)	0.00	(e)	19.88	31.26	7,236	2.53		1.62		1.25		9
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(e)	15.47	38.95	2,162	3.05		1.71		1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91		1.25		21
2022	11.80	0.27	(g)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(g)	1.88		1.27	(h)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25		19
Class A
2026(d)	$20.06	$0.19		$0.90	$1.09	$(0.37)	$(0.37)	$0.00	(e)	$20.78	5.48%	$1,155	1.80	%(f)	1.52	%(f)	1.25	%(f)	13%
2025	15.63	0.51		4.28	4.79	(0.36)	(0.36)	0.00	(e)	20.06	31.15	361	2.80		1.62		1.25		9
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(e)	15.63	39.09	15	2.76		1.71		1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91		1.25		21
2022	11.86	0.27	(g)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(g)	1.88		1.27	(h)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25		19
Class C
2026(d)	$19.65	$0.10		$0.89	$0.99	$(0.30)	$(0.30)	$0.00	(e)	$20.34	5.07%	$206	1.00	%(f)	2.27	%(f)	2.00	%(f)	13%
2025	15.31	0.31		4.27	4.58	(0.24)	(0.24)	0.00	(e)	19.65	30.25	126	1.67		2.37		2.00		9
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(e)	15.31	37.93	2	2.05		2.46		2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66		2.00		21
2022	11.68	0.29	(g)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(g)	2.63		2.02	(h)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00		19
Class I
2026(d)	$19.89	$0.20		$0.91	$1.11	$(0.39)	$(0.39)	$0.00	(e)	$20.61	5.66%	$111,955	1.91	%(f)	1.27	%(f)	1.00	%(f)	13%
2025	15.48	0.46		4.34	4.80	(0.39)	(0.39)	0.00	(e)	19.89	31.53	68,819	2.64		1.37		1.00		9
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(e)	15.48	39.25	42,014	3.09		1.46		1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(e)	11.44	26.82	27,642	2.77		1.66		1.00		21
2022	11.80	0.31	(g)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(g)	1.63		1.02	(h)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, and 2.01% (Class C), and 1.01%, 1.03%, and 1.01% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $138,120, $203,619, $166,565, $174,121, $149,730, and $165,217, For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(h)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Financial Services Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

8

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (b)	$111,669,245	—	$111,669,245
U.S. Government Obligations	—	$11,514,740	11,514,740
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$111,669,245	$11,514,740	$123,183,985

(a)	Per pricing procedures approved by the Board, the Level 2 securities used mean prices as there was no trading volume on the valuation date.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

9

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,103,055
Total distributions paid	$1,103,055

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund had a short term capital loss carryforward with no expiration of $252,043 and a long term capital loss carryforward with no expiration of $99,039.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$92,442,674	$30,741,523	$(212)	$30,741,311

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2027. For the six months ended March 31, 2026, the Adviser reimbursed the Fund in the amount of $138,120. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $508,303:

For the fiscal year ended September 30, 2024, expiring September 30, 2026	$166,564
For the fiscal year ended September 30, 2025, expiring September 30, 2027	203,619
For the six months ended March 31, 2026, expiring September 30, 2028	138,120
$508,303

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $51,389,947 and $11,698,764, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $13,185 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $4,200 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service monthly. During the six months ended March 31, 2026, the Fund accrued $22,500 in accounting fees which is shown in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	192,839	$4,024,880	297,306	$5,422,300
Shares issued upon reinvestment of distributions	7,510	149,292	2,990	48,761
Shares redeemed	(80,818)	(1,681,306)	(75,994)	(1,385,467)
Net increase	119,531	$2,492,866	224,302	$4,085,594

Class A
Shares sold	43,121	$920,207	17,815	$286,877
Shares issued upon reinvestment of distributions	477	9,569	25	408
Shares redeemed	(6,018)	(123,665)	(837)	(15,372)
Net increase	37,580	$806,111	17,003	$271,913

Class C
Shares sold	4,852	$101,807	6,314	$114,922
Shares issued upon reinvestment of distributions	89	1,755	2	26
Shares redeemed	(1,222)	(23,980)	—	—
Net increase	3,719	$79,582	6,316	$114,948

Class I
Shares sold	2,389,271	$50,069,470	764,932	$14,066,502
Shares issued upon reinvestment of distributions	74,265	1,476,381	64,423	1,049,456
Shares redeemed	(489,658)	(10,389,696)	(83,468)	(1,524,575)
Net increase	1,973,878	$41,156,155	745,887	$13,591,383

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2026, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of March 31, 2026, 50.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

14

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q126SR

GABELLI
FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Semiannual Report
March 31, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$5.46	$0.01		$0.23	$0.24	$(0.60)	$—	$—	$(0.60)	$0.00	$5.10	4.45%	$169,252	0.51	%(f)	1.46	%(f)	1%
2025	6.59	0.04		0.56	0.60	(0.05)	(0.67)	(1.01)	(1.73)	0.00	5.46	10.48	175,527	0.69		1.41		0 (g)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77		1.43		1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43		5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
Class A
2026(e)	$5.33	$0.01		$0.22	$0.23	$(0.60)	$—	$—	$(0.60)	$0.00	$4.96	4.38%	$121,123	0.51	%(f)	1.46	%(f)	1%
2025	6.45	0.04		0.55	0.59	(0.05)	(0.67)	(0.99)	(1.71)	0.00	5.33	10.64	122,608	0.69		1.41		0 (g)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77		1.43		1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43		5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
Class C
2026(e)	$6.68	$(0.01)		$0.27	$0.26	$(0.60)	$—	$—	$(0.60)	$0.00	$6.34	3.92%	$9,911	(0.24	)%(f)	2.21	%(f)	1%
2025	7.87	(0.00	)(b)	0.67	0.67	—	(0.67)	(1.19)	(1.86)	0.00	6.68	9.73	10,556	(0.06)		2.16		0 (g)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10		2.18		1
2023(h)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24		2.29		5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%		5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
Class I
2026(e)	$6.87	$0.03		$0.28	$0.31	$(0.60)	$—	$—	$(0.60)	$0.00	$6.58	4.56%	$141,353	0.76	%(f)	1.21	%(f)	1%
2025	7.99	0.07		0.70	0.77	(0.07)	(0.67)	(1.15)	(1.89)	0.00	6.87	10.81	144,168	0.94		1.16		0 (g)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01		1.18		1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18		5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense. For the six months ended March 31, 2026, the fiscal years ended September 30, 2024 and 2023, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.44%, 1.42% and 1.42% (Class AAA and Class A), 2.19%, 2.17%, and 2.29% (Class C), and 1.19%, 2.17%, and 2.16% (Class I), respectively. For the fiscal years ended September 30, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.41%, and 1.41% (Class AAA and Class A), 2.16% and 2.17% (Class C1), 1.16% and 1.16% (Class I), respectively. For the fiscal year ended September 30, 2025, there was no material impact to the expense ratios.
(e)	For the six months ended March 31, 2026, unaudited.
(f)	Annualized.
(g)	Amount represents less than 0.5%.
(h)	Class C commenced on June 1, 2023.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(d)(e)(f)		Portfolio Turnover Rate
Class AAA
2026(g)	$46.40	$0.04	$1.45	$1.49	$(0.13)		$(1.67)	$(1.80)	$0.00	$46.09	3.42%	$696,385	0.16	%(h)	1.38	%(h)	1.37	%(h)(i)	2%
2025	46.91	0.01	2.34	2.35	(0.00	)(c)	(2.86)	(2.86)	0.00	46.40	5.39	717,968	0.02		1.39		1.38		1
2024	40.51	0.03	10.00	10.03	(0.08)		(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06		1.38		1.37		2
2023	36.11	0.05	7.96	8.01	(0.01)		(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13		1.39		1.39		1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39		1.39		1
2021	43.30	0.04	15.83	15.87	—		(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38		1.38		1
Class A
2026(g)	$46.32	$0.04	$1.44	$1.48	$(0.12)		$(1.67)	$(1.79)	$0.00	$46.01	3.42%	$134,223	0.16	%(h)	1.38	%(h)	1.37	%(h)(i)	2%
2025	46.85	0.01	2.34	2.35	(0.03)		(2.85)	(2.88)	0.00	46.32	5.40	139,001	0.02		1.39		1.38		1
2024	40.46	0.02	10.00	10.02	(0.08)		(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06		1.38		1.37		2
2023	36.06	0.05	7.95	8.00	(0.00	)(c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13		1.39		1.39		1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39		1.39		1
2021	43.26	0.04	15.82	15.86	—		(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38		1.38		1
Class C
2026(g)	$33.96	$(0.10)	$1.06	$0.96	$—		$(1.22)	$(1.22)	$0.00	$33.70	3.03%	$16,237	(0.59	)%(h)	2.13	%(h)	2.12	%(h)(i)	2%
2025	34.59	(0.24)	1.72	1.48	—		(2.11)	(2.11)	0.00	33.96	4.62	17,843	(0.74)		2.14		2.13		1
2024	30.09	(0.22)	7.41	7.19	(0.06)		(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)		2.13		2.12		2
2023	27.02	(0.19)	5.95	5.76	—		(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)		2.14		2.14		1
2022	38.86	(0.24)	(5.26)	(5.50)	—		(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14		2.14		1
2021	35.95	(0.24)	12.71	12.47	—		(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13		2.13		1
Class I
2026(g)	$48.63	$0.10	$1.52	$1.62	$(0.24)		$(1.75)	$(1.99)	$0.00	$48.26	3.57%	$966,942	0.41	%(h)	1.13	%(h)	1.12	%(h)(i)	2%
2025	49.19	0.13	2.44	2.57	(0.14)		(2.99)	(3.13)	0.00	48.63	5.65	976,245	0.28		1.14		1.13		1
2024	42.36	0.13	10.49	10.62	(0.08)		(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30		1.13		1.12		2
2023	37.76	0.16	8.32	8.48	(0.11)		(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38		1.14		1.14		1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)		(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14		1.14		1
2021	44.62	0.17	16.39	16.56	—		(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13		1.13		1

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the periods presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, and 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, and 1.37% (Class AAA and Class A), 2.13%, 2.13%, and 2.12% (Class C), and 1.13%, 1.13%, and 1.12% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For all periods presented, there was no material impact on the expense ratios.
(g)	For the six months ended March 31, 2026, unaudited.
(h)	Annualized.
(i)	The Fund incurred dividend expense and service fees on securities sold short. For the six months ended March 31, 2026, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$17.05	$0.10	$0.90	$1.00	$(0.33)	$(0.03)	$(0.36)	$0.00	(e)	$17.69	5.94%	$3,904	1.22	%(f)	1.76	%(f)	1.76	%(f)	13%
2025	17.37	0.33	0.07	0.40	(0.72)	—	(0.72)	0.00	(e)	17.05	2.37	4,649	1.93		1.66		1.66		35
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51		1.64		1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(e)	14.91	5.91	5,321	3.79		1.79		1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
Class A
2026(d)	$17.21	$0.13	$0.93	$1.06	$(0.44)	$(0.04)	$(0.48)	$0.00	(e)	$17.79	6.27%	$21,937	1.53	%(f)	1.76	%(f)	1.25	%(f)(g)	13%
2025	17.66	0.40	0.07	0.47	(0.92)	—	(0.92)	0.00	(e)	17.21	2.75	22,529	2.32		1.66		1.25	(g)	35
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89		1.64		1.25	(g)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(e)	15.19	6.53	16,368	4.43		1.79		1.26	(g)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(g)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
Class C
2026(d)	$13.39	$0.05	$0.69	$0.74	$(0.33)	$(0.03)	$(0.36)	$0.00	(e)	$13.77	5.62%	$1,024	0.68	%(f)	2.51	%(f)	2.51	%(f)	13%
2025	13.90	0.16	0.05	0.21	(0.72)	—	(0.72)	0.00	(e)	13.39	1.57	1,377	1.16		2.41		2.41		35
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72		2.39		2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(e)	12.15	5.17	2,666	2.90		2.54		2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
Class I
2026(d)	$18.42	$0.19	$0.99	$1.18	$(0.44)	$(0.04)	$(0.48)	$0.00	(e)	$19.12	6.51%	$18,649	2.01	%(f)	1.51	%(f)	0.80	%(f)(g)	13%
2025	18.75	0.53	0.06	0.59	(0.92)	—	(0.92)	0.00	(e)	18.42	3.24	19,335	2.87		1.41		0.80	(g)	35
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33		1.39		0.80	(g)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(e)	16.01	6.97	15,205	4.77		1.54		0.81	(g)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(g)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(g)	54

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, and 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, and 1.72% (Class AAA), 1.25%, 1.25%, and 1.69% (Class A), 2.38%, 2.53%, and 2.47% (Class C), and 0.80%, 0.80%, and 0.80% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025 and 2021, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $121,950, $202,194, $167,786, $187,761, $119,130 and $97,862 for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$19.88	$0.17		$0.90	$1.07	$(0.36)	$(0.36)	$0.00	(e)	$20.59	5.45%	$9,958	1.65	%(f)	1.52	%(f)	1.25	%(f)	13%
2025	15.47	0.45		4.31	4.76	(0.35)	(0.35)	0.00	(e)	19.88	31.26	7,236	2.53		1.62		1.25		9
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(e)	15.47	38.95	2,162	3.05		1.71		1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91		1.25		21
2022	11.80	0.27	(g)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(g)	1.88		1.27	(h)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25		19
Class A
2026(d)	$20.06	$0.19		$0.90	$1.09	$(0.37)	$(0.37)	$0.00	(e)	$20.78	5.48%	$1,155	1.80	%(f)	1.52	%(f)	1.25	%(f)	13%
2025	15.63	0.51		4.28	4.79	(0.36)	(0.36)	0.00	(e)	20.06	31.15	361	2.80		1.62		1.25		9
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(e)	15.63	39.09	15	2.76		1.71		1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91		1.25		21
2022	11.86	0.27	(g)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(g)	1.88		1.27	(h)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25		19
Class C
2026(d)	$19.65	$0.10		$0.89	$0.99	$(0.30)	$(0.30)	$0.00	(e)	$20.34	5.07%	$206	1.00	%(f)	2.27	%(f)	2.00	%(f)	13%
2025	15.31	0.31		4.27	4.58	(0.24)	(0.24)	0.00	(e)	19.65	30.25	126	1.67		2.37		2.00		9
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(e)	15.31	37.93	2	2.05		2.46		2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66		2.00		21
2022	11.68	0.29	(g)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(g)	2.63		2.02	(h)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00		19
Class I
2026(d)	$19.89	$0.20		$0.91	$1.11	$(0.39)	$(0.39)	$0.00	(e)	$20.61	5.66%	$111,955	1.91	%(f)	1.27	%(f)	1.00	%(f)	13%
2025	15.48	0.46		4.34	4.80	(0.39)	(0.39)	0.00	(e)	19.89	31.53	68,819	2.64		1.37		1.00		9
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(e)	15.48	39.25	42,014	3.09		1.46		1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(e)	11.44	26.82	27,642	2.77		1.66		1.00		21
2022	11.80	0.31	(g)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(g)	1.63		1.02	(h)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, and 2.01% (Class C), and 1.01%, 1.03%, and 1.01% (Class I), respectively. For the six months ended March 31, 2026, the fiscal years ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $138,120, $203,619, $166,565, $174,121, $149,730, and $165,217, For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(h)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$14,000
Vincent D. Enright	$17,000
Robert Morrissey	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

During the six months ended March 31, 2025, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Funds on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Funds. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Small Cap Growth Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2025) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the five- and ten-year periods, the second quartile for the three-year period, and the third quartile for the one-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the five-, and ten-year periods, and the second quintile for the one- and three-years periods. The Independent Board Members noted the Fund’s total return was above the median total return for the one-, three-, five-, and ten-year periods within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was near average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Equity Income Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2025) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of institutional equity income funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, and the fourth quartile for the five-year period, and the fifth quartile for the three-and ten-year periods as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one-year period, and the fourth quintile for the three-, five-, and ten-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of seventeen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Focused Growth and Income Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2025) of the Fund against nine other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one-, three- and ten-year periods, and the third quartile for five-year periods as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one-, three-, five-and ten-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of sixteen other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio was approximately 27 basis points lower than the Adviser Peer Group average, was at approximately the median of the group selected by Broadridge and that the Fund’s size was below average within each peer group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of the Fund, pursuant to which the net expense ratio was limited to 1.25% for Class A Shares and 0.80% for Class I Shares. The Independent Board Members also discussed the rationale for the size of the Class I Shares waiver, noting their agreement with the strategy and rationale of coupling the Class I Shares waiver with a reduction in the Class I Shares investment minimum to match the minimum required for all other classes in an effort to stimulate sales and raise assets, while encouraging holders of other share classes to convert to Class I Shares. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s best ideas investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members also noted that they would continue to evaluate the Class I Shares waiver, revisit in a year whether it remained appropriate and expressed the view that it, coupled with the reduced investment minimum for Class I Shares, provided all new and existing investors the opportunity to invest in the Fund at the same expense ratio. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Global Financial Services Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2025) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-, three-, and five-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-, three-, and five-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of three other global financial services funds and eight other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were lower than average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.